united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

300 North Meridian Street, Suite 1800, Indianapolis, IN 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
		VARIABLE INSURANCE TRUSTS- 89.3%
		DEBT FUND - 29.6%
5,784,009		American Funds Insurance Series - Bond Fund - Class 1		$ 65,127,936

		EQUITY FUNDS - 59.7%
2,956,361		American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		38,935,270
1,576,112		American Funds Insurance Series - Global Growth and Income Fund - Class 1		20,899,243
355,118		American Funds Insurance Series - Growth Fund - Class 1		23,615,343
1,092,942		American Funds Insurance Series - Growth-Income Fund - Class 1		47,783,406
				131,233,262
		TOTAL VARIABLE INSURANCE TRUSTS (Cost - $201,245,928)		196,361,198

		SHORT-TERM INVESTMENTS - 5.9%
		MONEY MARKET FUND - 5.9%
12,840,512		Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
		to yield 0.55% (a)(Cost - $12,840,512)		12,840,512

		TOTAL INVESTMENTS - 95.2% (Cost - $214,086,440)(b)		$ 209,201,710
		OTHER ASSETS LESS LIABILITIES - NET - 4.8%		10,596,614
		TOTAL NET ASSETS - 100.0%		$ 219,798,324

	(a)	Money market rate shown represents the rate at September 30, 2016.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $215,695,500
		and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 2,015,918
			Unrealized Depreciation:	(8,509,708)
			Net Unrealized Depreciation:	$ (6,493,790)

^ Formerly FVIT American Funds® Managed Risk Portfolio.

Global Atlantic Balanced Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 92.1%
	DEBT FUNDS - 47.6%
260,849	iShares Core U.S. Aggregate Bond ETF		$ 29,324,645
183,029	iShares Floating Rate Bond ETF		9,288,722
92,165	iShares Intermediate Credit Bond ETF		10,262,573
			48,875,940
	EQUITY FUNDS - 44.5%
168,852	iShares Core S&P 500 ETF		36,735,441
15,138	iShares Core S&P Mid-Cap ETF		2,342,000
82,354	iShares MSCI EAFE ETF		4,869,592
14,127	iShares Russell 2000 ETF		1,754,715
			45,701,748
	TOTAL EXCHANGE TRADED FUNDS (Cost - $90,128,986)		94,577,688

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
3,303,368	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $3,303,368)		3,303,368

	TOTAL INVESTMENTS - 95.3% (Cost - $93,432,354)(b)		$ 97,881,056
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%		4,804,141
	TOTAL NET ASSETS - 100.0%		$ 102,685,197

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $93,682,598
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,555,527
		Unrealized Depreciation:	(357,069)
	Net Unrealized Appreciation:		$ 4,198,458

^Formerly FVIT Balanced Managed Risk Portfolio.

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
VARIABLE INSURANCE TRUST - 95.1%
ASSET ALLOCATION FUND - 95.1%
17,131,396	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $290,104,976 )		$ 269,134,232

SHORT-TERM INVESTMENTS - 0.0% *
MONEY MARKET FUND - 0.0% *
84,003	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $84,003)		84,003

	TOTAL INVESTMENTS - 95.2% (Cost - $290,188,979)(b)		$ 269,218,235
	OTHER ASSETS LESS LIABILITIES -NET - 4.8%		13,685,981
	TOTAL NET ASSETS - 100.0%		$ 282,904,216

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $290,453,691 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(21,235,456)
	Net Unrealized Depreciation:		$ (21,235,456)

^Formerly FVIT BlackRock Global Allocation Managed Risk Portfolio.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	COMMON STOCKS - 68.6%
	AEROSPACE/DEFENSE - 3.3%
19,570	General Dynamics Corp.		$ 3,036,481
39,600	United Technologies Corp.		4,023,360
			7,059,841
	AGRICULTURE - 2.4%
60,760	Archer-Daniels-Midland Co.		2,562,249
43,400	Bunge, Ltd.		2,570,582
			5,132,831
	APPAREL - 1.0%
41,940	Nike, Inc.		2,208,141

	BEVERAGES - 1.4%
28,000	PepsiCo, Inc.		3,045,560

	CHEMICALS - 6.8%
30,700	Air Products & Chemicals, Inc.		4,615,438
61,100	Albemarle Corp.		5,223,439
37,850	Praxair, Inc.		4,573,416
			14,412,293
	COMMERCIAL SERVICES - 2.1%
12,300	Cintas Corp.		1,384,980
15,700	Ecolab, Inc.		1,911,004
20,400	Matthews International Corp.		1,239,504
			4,535,488
	COMPUTERS - 1.9%
33,300	Accenture PLC		4,068,261

	COSMETICS/PERSONAL CARE - 2.5%
29,200	Colgate-Palmolive Co.		2,164,888
35,800	The Procter & Gamble Co.		3,213,050
			5,377,938
	DISTRIBUTION/WHOLESALE - 0.9%
8,100	WW Grainger, Inc.		1,821,204

	ELECTRONICS- 3.9%
40,660	Honeywell International, Inc.		4,740,549
77,076	Johnson Controls International PLC		3,586,341
			8,326,890
	FOOD- 0.8%
16,260	McCormick & Co., Inc.		1,624,699

	HEALTHCARE-PRODUCTS - 8.6%
47,100	Abbott Laboratories		1,991,859
25,600	Becton Dickinson and Co.		4,601,088
16,600	DENTSPLY Sirona, Inc.		986,538
52,000	Medtronic PLC		4,492,800
38,100	Stryker Corp.		4,435,221
25,000	West Pharmaceutical Services, Inc.		1,862,500
			18,370,006
	HOME FURNISHINGS- 0.4%
16,900	Legget & Platt, Inc.		770,302

	INSURANCE - 1.0%
15,600	Aflac, Inc.		1,121,172
6,593	Chubb, Ltd.		828,410
3,200	RLI Corp.		218,752
			2,168,334
	IRON/STEEL - 0.3%
13,610	Nucor Corp.		673,015

	MACHINERY-DIVERSIFIED - 2.4%
28,340	Roper Technologies, Inc.		5,171,200

	MEDIA - 0.7%
29,040	John Wiley & Sons, Inc.		1,498,754

	MISCELLANEOUS MANUFACTURING - 5.0%
19,080	Carlisle Cos., Inc.		1,957,036
40,900	Donaldson Co., Inc.		1,526,797
44,400	Dover Corp.		3,269,616
61,370	Pentair PLC		3,942,409
			10,695,858
	OIL & GAS - 2.2%
9,900	Chevron Corp.		1,018,908
6,500	EOG Resources, Inc.		628,615
22,300	ExxonMobil Corp.		1,946,344
13,500	Occidental Petroleum Corp.		984,420
			4,578,287
	OIL & GAS SERVICES - 1.4%
38,000	Schlumberger, Ltd.		2,988,320

	PHARMACEUTICALS - 3.7%
22,560	AbbVie, Inc.		1,422,859
34,400	Johnson & Johnson		4,063,672
15,500	Perrigo Co. PLC		1,431,115
26,900	Roche Holding AG - ADR		833,093
			7,750,739
	RETAIL - 8.7%
24,290	CVS Health Corp.		2,161,567
19,870	McDonald's Corp.		2,292,203
42,000	Ross Stores, Inc.		2,700,600
35,600	Target Corp.		2,445,008
52,690	The Gap, Inc.		1,171,826
17,300	Tiffany & Co.		1,256,499
30,870	Walgreens Boots Alliance, Inc.		2,488,739
28,900	Wal-Mart Stores, Inc.		2,084,268
20,300	Yum! Brands, Inc.		1,843,443
			18,444,153
	SEMICONDUCTORS - 3.7%
47,400	Linear Technology Corp.		2,810,346
21,700	QUALCOMM, Inc.		1,486,450
50,300	Texas Instruments, Inc.		3,530,054
			7,826,850
	SOFTWARE - 2.4%
89,410	Microsoft Corp.		5,150,016

	TRANSPORTATION - 1.1%
20,510	United Parcel Service, Inc.		2,242,974

	TOTAL COMMON STOCKS (Cost - $133,504,347)		145,941,954

	MUTUAL FUND - 23.9%
	DEBT FUND - 23.9%
5,056,059	Franklin Templeton Total Return Fund - R6 Shares (Cost - $50,771,242)		50,813,390

	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND - 3.7%
7,947,082	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $7,947,082)		7,947,082

	TOTAL INVESTMENTS - 96.2% (Cost - $192,222,671)(b)		$ 204,702,426
	OTHER ASSETS LESS LIABILITIES - NET - 3.8%		8,018,646
	TOTAL NET ASSETS - 100.0%		$ 212,721,072

	ADR - American Depositary Receipt
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $192,357,075
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 16,922,792
		Unrealized Depreciation:	(4,443,037)
		Net Unrealized Appreciation:	$ 12,479,755
^Formerly FVIT Franklin Dividend and Income Managed Risk Portfolio.

Contracts	SHORT FUTURES CONTRACTS		Unrealized Appreciation
10	MSCI EAFE Index Mini Future December 2016
	(Underlying Face Amount at Value $853,350)		$ 6,750
11	MSCI Emerging Market E-Mini Future December 2016
	(Underlying Face Amount at Value $501,875)		2,955

	NET UNREALIZED APPRECIATION ON SHORT FUTURES CONTRACTS		$ 9,705

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 29.9%
	EQUITY FUNDS - 29.9%
9,471	iShares Core S&P 500 ETF			$ 2,060,511
8,363	SPDR S&P 500 ETF Trust			1,808,917
24,537	Vanguard S&P 500 ETF			4,875,257
	TOTAL EXCHANGE TRADED FUNDS (Cost $8,070,284)			8,744,685

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 43.7%
$ 12,328,000	United States Treasury Note (Cost $12,528,417)	2.13	5/15/2025	12,800,735

Contracts	PURCHASED OPTIONS - 0.2%
24	FTSE 100 Index, November 2016, Put @ $6,100			4,055
10	S&P 500 Index, November 2016, Put @ $1,950			6,300
38	S&P 500 Index, December 2016, Put @ $1,925			42,750
1	S&P 500 Index, December 2016, Put @ $1,950			1,325
	TOTAL PURCHASED OPTIONS (Cost - $66,644)			54,430

Shares
	SHORT-TERM INVESTMENTS - 24.7%
	MONEY MARKET FUND - 12.3%
3,615,553	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)			3,615,553
Principal Amount		Coupon Rate (%)(b)	Maturity
	U.S. GOVERNMENT AGENCY - 12.4%
$ 1,458,000	Fannie Mae Discount Notes	0.36	3/1/2017	1,455,798
727,000	Federal Home Loan Bank Discount Notes	0.28	12/23/2016	726,539
1,456,000	Freddie Mac Discount Notes	0.43	4/6/2017	1,452,748
				3,635,085

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,250,638)			7,250,638

	TOTAL INVESTMENTS - 98.5% (Cost - $27,915,984)(c)			$ 28,850,488
	OTHER ASSETS LESS LIABILITIES - NET - 1.5%			438,741
	TOTAL NET ASSETS - 100.0%			$ 29,289,229

(a) Money market rate shown represents the rate at September 30, 2016.
(b) Represents discount rate at time of purchase.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $27,913,131 and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized Appreciation:		$ 948,598
		Unrealized Depreciation:		(13,729)
		Net Unrealized Appreciation:		$ 934,869

^Formerly FVIT Goldman Sachs Dynamic Trends Allocation Portfolio.

Contracts	Options Written	Value
24	FTSE 100 Index, October 2016, Call @ $7,200	$ 780
48	S&P 500 Index, November 2016, Call @ $2,300	1,680
1	S&P 500 Index, November 2016, Call @ $2,325	28
	TOTAL OPTIONS WRITTEN (Premiums received - $4,031)	$ 2,488

Contracts	LONG FUTURES CONTRACTS	Unrealized Appreciation/ (Depreciation)
25	FTSE 100 Index Future December 2016
	(Underlying Face Amount at Value $2,228,345)	$ 61,708
17	Russell 2000 Mini Future December 2016
	(Underlying Face Amount at Value $2,122,110)	(5,270)
19	S&P Midcap 400 E-Mini Future December 2016
	(Underlying Face Amount at Value $2,944,240)	(36,520)
	TOTAL UNREALIZED APPRECIATION OF FUTURES CONTRACTS	$ 19,918

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 90.8%
	DEBT FUNDS - 14.3%
362,382	iShares Core U.S. Aggregate Bond ETF		$ 40,738,984
251,206	iShares Floating Rate Bond ETF		12,748,705
132,843	iShares Intermediate Credit Bond ETF		14,792,068
			68,279,757
	EQUITY FUNDS - 76.5%
1,023,638	iShares Core S&P 500 ETF		222,702,683
293,716	iShares Core S&P Mid-Cap ETF		45,440,802
997,091	iShares MSCI EAFE ETF		58,957,991
198,282	iShares Russell 1000 ETF		23,885,050
116,951	iShares Russell 2000 ETF		14,526,484
			365,513,010
	TOTAL EXCHANGE TRADED FUNDS (Cost - $410,286,295)		433,792,767

	SHORT-TERM INVESTMENT - 4.6%
	MONEY MARKET FUND - 4.6%
22,223,848	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a) (Cost - $22,223,848)		22,223,848

	TOTAL INVESTMENTS - 95.4% (Cost - $432,510,143)(b)		$ 456,016,615
	OTHER ASSETS LESS LIABILITIES - NET - 4.6%		21,779,882
	TOTAL NET ASSETS - 100.0%		$ 477,796,497

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $433,901,579
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 25,644,198
		Unrealized Depreciation:	(3,529,162)
		Net Unrealized Appreciation:	$ 22,115,036

	^Formerly FVIT Growth Managed Risk Portfolio.

Global Atlantic Moderate Growth Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 91.1%
	DEBT FUNDS - 33.3%
258,628	iShares Core U.S. Aggregate Bond ETF		$ 29,074,960
182,835	iShares Floating Rate Bond ETF		9,278,876
90,759	iShares Intermediate Credit Bond ETF		10,106,015
			48,459,851
	EQUITY FUNDS - 57.8%
277,327	iShares Core S&P 500 ETF		60,335,262
57,177	iShares Core S&P Mid-Cap ETF		8,845,854
205,299	iShares MSCI EAFE ETF		12,139,330
22,233	iShares Russell 2000 ETF		2,761,561
			84,082,007
	TOTAL EXCHANGE TRADED FUNDS (Cost - $125,777,970)		132,541,858

	SHORT-TERM INVESTMENT - 4.4%
	MONEY MARKET FUND - 4.4%
6,368,416	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a) (Cost - $6,368,416)		6,368,416

	TOTAL INVESTMENTS - 95.5% (Cost - $132146,386)(b)		$ 138,910,274
	OTHER ASSETS LESS LIABILITIES - NET - 4.5%		6,503,783
	TOTAL NET ASSETS - 100.0%		$ 145,414,057

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $132,449,216
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 7,026,134
		Unrealized Depreciation:	(565,076)
		Net Unrealized Appreciation:	$ 6,461,058

	^Formerly FVIT Moderate Growth Managed Risk Portfolio.

Global Atlantic Motif Aging of America Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	COMMON STOCKS - 97.2%
	BIOTECHNOLOGY - 21.7%
45	Aduro Biotech, Inc. *		$ 559
15	Amgen, Inc.		2,502
82	ARIAD Pharmaceuticals, Inc. *		1,123
25	Celgene Corp. *		2,613
18	Cellectis SA * (ADR)		433
61	Epizyme, Inc. *		600
45	Exact Sciences Corp. *		836
93	Exelixis, Inc. *		1,189
41	FibroGen, Inc. *		849
9	Five Prime Therapeutics, Inc. *		472
29	Foundation Medicine, Inc. *		677
175	ImmunoGen, Inc. *		469
20	Incyte Corp. *		1,886
26	Innoviva, Inc.		286
18	Medicines Co. (The) *		679
122	Merrimack Pharmaceuticals, Inc. *		775
29	Myriad Genetics, Inc. *		597
75	NeoGenomics, Inc. *		617
49	NewLink Genetics Corp. *		736
43	OncoMed Pharmaceuticals, Inc. *		491
28	Seattle Genetics, Inc. *		1,512
85	Spectrum Pharmaceuticals, Inc. *		397
9	United Therapeutics Corp. *		1,063
			21,361
	HEALTHCARE PRODUCTS - 18.9%
9	ABIOMED, Inc. *		1,157
103	Accuray, Inc. *		656
33	AtriCure, Inc. *		522
7	Baxter International, Inc.		333
26	BioTelemetry, Inc. *		483
34	Boston Scientific Corp. *		809
2	CR Bard, Inc.		449
16	Edwards Lifesciences Corp. *		1,929
46	Endologix. Inc. *		589
25	Genomic Health. Inc. *		723
19	Globus Medical, Inc. *		429
8	Hologic, Inc. *		311
6	ICU Medical, Inc. *		758
17	Insulet Corp. *		696
17	K2M Group Holdings, Inc. *		302
17	LivaNova, PLC *		1,022
12	Medtronic PLC		1,037
25	Merit Medical Systems, Inc. *		607
101	Novocure Ltd. *		863
8	NuVasive, Inc. *		533
39	NxStage Medical, Inc. *		975
7	Orthofix International NV *		299
69	Rockwell Medical, Inc. *		462
4	Stryker Corp.		466
11	Varian Medical Systems, Inc. *		1,095
6	Vascular Solutions, Inc. *		289
17	Wright Medical Group NV *		417
3	Zimmer Biomet Holdings, Inc.		390
			18,601
	HEALTHCARE - SERVICES - 18.1%
2	Aetna, Inc.		231
33	Almost Family, Inc. *		1,213
41	Amedisys, Inc. *		1,945
161	Brookdale Senior Living, Inc. *		2,809
73	Capital Senior Living Corp. *		1,226
11	Chemed Corp.		1,552
10	DaVita, Inc. *		661
81	Ensign Group, Inc.		1,631
28	Fresenius Medical Care AG & Co. KGaA (ADR)		1,226
37	Kindred Healthcare, Inc.		378
36	LHC Group, Inc. *		1,328
25	National HealthCare Corp.		1,650
10	Triple-S Management Corp. *		219
5	UnitedHealth Group, Inc.		700
91	Universal American Corp.		696
3	WellCare Health Plans, Inc. *		351
			17,816
	PHARMACEUTICALS - 11.3%
11	AbbVie, Inc.		694
20	Agios Pharmaceuticals, Inc. *		1,056
88	Array BioPharma, Inc. *		594
30	AstraZeneca PLC		986
466	BioScrip, Inc. *		1,347
9	Bristol-Myers Squibb Co.		485
72	Corcept Therapeutics, Inc. *		468
11	DexCom, Inc. *		964
6	Dr. Reddy's Laboratories Ltd. (ADR)		279
7	Eli Lilly & Co.		562
48	Insys Therapeutics, Inc. *		566
3	Johnson & Johnson		354
8	Novartis AG (ADR)		632
25	Novo Nordisk A/S (ADR)		1,040
98	Regulus Therapeutics, Inc. *		323
6	Sanofi (ADR)		229
59	SciClone Pharmaceuticals, Inc. *		605
			11,184

	REAL ESTATE INVESTMENT TRUSTS - 27.2%
73	Care Capital Properties, Inc.		2,081
113	CareTrust REIT, Inc.		1,670
66	HCP, Inc.		2,505
33	LTC Properties, Inc.		1,716
31	National Health Investors, Inc.		2,433
158	New Senior Investment Group, Inc.		1,823
93	Omega Healthcare Investors, Inc.		3,297
74	Sabra Health Care REIT, Inc.		1,863
65	Senior Housing Properties Trust		1,476
48	Ventas, Inc.		3,390
61	Welltower, Inc.		4,561
			26,815
	TOTAL COMMON STOCKS (Cost - $97,866)		95,777

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
761	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $761)		761

	TOTAL INVESTMENTS - 98.0% (Cost - $98,627)(b)		$ 96,538
	OTHER ASSETS LESS LIABILITIES - NET - 2.0%		2,026
	TOTAL NET ASSETS - 100.0%		$ 98,564

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust
*	Non-income producing security.
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $98,627
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,032
		Unrealized Depreciation:	(5,121)
		Net Unrealized Depreciation:	$ (2,089)

Global Atlantic Motif Real EstateTrends Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	COMMON STOCKS - 99.1%
	ENGINEERING & CONSTRUCTION - 2.6%
22	SBA Communications Corp.		$ 2,467

	HEALTHCARE SERVICES - 6.6%
16	Almost Family, Inc. *		588
19	Amedisys, Inc. *		901
76	Brookdale Senior Living, Inc. *		1,326
35	Capital Senior Living Corp. *		588
5	Chemed Corp.		705
38	Ensign Group, Inc. (The)		765
17	LHC Group, Inc. *		627
12	National HealthCare Corp.		792
			6,292
	REAL ESTATE INVESTMENT TRUSTS - 89.9%
37	American Campus Communities, Inc.		1,882
26	American Tower Corp.		2,947
41	Apartment Investment & Management Co.		1,882
17	AvalonBay Communities, Inc.		3,023
17	Boston Properties, Inc.		2,317
24	Camden Property Trust		2,010
34	Care Capital Properties, Inc.		969
53	CareTrust REIT, Inc.		783
51	CBL & Associates Properties, Inc.		619
22	Columbia Property Trust, Inc.		493
18	CoreSite Realty Corp.		1,333
35	Crown Castle International Corp.		3,297
64	CubeSmart		1,745
32	CyrusOne, Inc.		1,522
14	DCT Industrial Trust, Inc.		680
24	Digital Realty Trust, Inc.		2,331
9	Douglas Emmett, Inc.		330
34	Duke Realty Corp.		929
34	DuPont Fabros Technology, Inc.		1,403
32	Education Realty Trust, Inc.		1,380
27	Empire State Realty Trust, Inc.		566
9	Equinix, Inc.		3,242
46	Equity Residential		2,959
11	Essex Property Trust, Inc.		2,450
28	Extra Space Storage, Inc.		2,223
100	General Growth Properties, Inc.		2,760
31	HCP, Inc.		1,176
78	Independence Realty Trust, Inc.		702
36	Investors Real Estate Trust		214
18	Life Storage, Inc.		1,601
20	LTC Properties, Inc.		1,040
18	Macerich Co. (The)		1,456
12	Mack-Cali Realty Corp.		327
20	Mid-America Apartment Communities, Inc.		1,880
28	Monmouth Real Estate Investment Corp.		400
114	Monogram Residential Trust, Inc.		1,213
15	National Health Investors, Inc.		1,177
40	National Storage Affiliates Trust		838
74	New Senior Investment Group, Inc.		854
72	New York REIT, Inc.		659
44	Omega Healthcare Investors, Inc.		1,560
93	Paramount Group, Inc.		1,524
24	Pennsylvania Real Estate Investment Trust		553
25	Post Properties, Inc.		1,653
37	Prologis, Inc.		1,981
14	Public Storage		3,124
26	QTS Realty Trust, Inc.		1,374
35	Sabra Health Care REIT, Inc.		881
29	Senior Housing Properties Trust		659
10	Simon Property Group, Inc.		2,070
11	SL Green Realty Corp.		1,189
27	STAG Industrial, Inc.		662
17	Taubman Centers, Inc.		1,265
61	UDR, Inc.		2,195
22	Ventas, Inc.		1,554
10	Vornado Realty Trust		1,012
5	Washington Real Estate Investment Trust		156
28	Welltower, Inc.		2,094
			85,118
	TOTAL COMMON STOCKS (Cost - $99,880)		93,877

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
517	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $517)		517

	TOTAL INVESTMENTS - 99.7% (Cost - $100,397)(b)		$ 94,394
	OTHER ASSETS LESS LIABILITIES - NET - 0.3%		303
	TOTAL NET ASSETS - 100.0%		$ 94,697

	REIT - Real Estate Investment Trust
*	Non-income producting security.
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,397
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 209
		Unrealized Depreciation:	(6,212)
		Net Unrealized Depreciation:	$ (6,003)

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	COMMON STOCKS - 99.9%
	AUTO PARTS & EQUIPMENT - 0.8%
20	Mobileye NV *		$ 851

	COMMERCIAL SERVICES - 7.3%
7	Cimpress NV *		708
7	FleetCor Technologies, Inc. *		1,216
14	Global Payments, Inc.		1,075
13	Paylocity Holding Corp. *		578
37	PayPal Holdings, Inc. *		1,516
63	Square, Inc. *		735
19	Total System Services, Inc.		896
18	Vantiv, Inc. *		1,013
			7,737
	COMPUTERS - 2.7%
13	Fleetmatics Group PLC *		780
24	Fortinet, Inc. *		886
23	Teradata Corp. *		713
31	VeriFone Systems, Inc. *		488
			2,867
	DIVERSIFIED FINANCIAL SERVICES - 7.1%
19	American Express Co.		1,217
15	Blackhawk Network Holdings, Inc. *		453
7	Ellie Mae, Inc. *		737
23	Mastercard, Inc.		2,341
34	Visa, Inc.		2,812
			7,560
	ELECTRONICS - 0.7%
42	Gentex Corp.		738

	HOME FURNISHINGS - 0.6%
7	Harman International Industries, Inc.		591

	INTERNET - 39.0%
28	Alibaba Group Holding Ltd. * (ADR)		2,962
4	Alphabet, Inc. *		3,216
4	Amazon.com, Inc. *		3,349
11	Baidu, Inc. * (ADR)		2,002
45	Box, Inc. *		709
15	Criteo SA * (ADR)		527
27	Ctrip.com International Ltd. * (ADR)		1,257
33	eBay, Inc. *		1,086
9	Expedia, Inc.		1,051
7	F5 Networks, Inc. *		872
26	Facebook, Inc. *		3,335
37	FireEye, Inc. *		545
116	Groupon, Inc. *		597
67	JD.com, Inc. * (ADR)		1,748
39	Match Group, Inc. *		694
15	Netflix, Inc. *		1,478
1	Priceline Group, Inc. (The) *		1,471
9	Shutterstock, Inc. *		573
12	SINA Corp. *		886
15	Splunk, Inc. *		880
7	Stamps.com, Inc. *		662
53	Symantec, Corp.		1,330
9	TripAdvisor, Inc. *		569
63	Twitter, Inc. *		1,452
56	Vipshop Holdings Ltd. * (ADR)		822
14	Wayfair, Inc. *		551
31	Weibo Corp. * (ADR)		1,564
31	Yahoo!, Inc. *		1,336
39	Yandex NV *		821
19	Yelp, Inc. *		792
14	YY, Inc. * (ADR)		746
21	Zendesk, Inc. *		645
21	Zillow Group, Inc. *		723
			41,251
	LEISURE TIME - 0.8%
28	Qunar Cayman Islands Ltd. * (ADR)		812

	REAL ESTATE INVESTMENT TRUSTS - 4.5%
8	CoreSite Realty Corp.		592
13	CyrusOne, Inc.		618
10	Digital Realty Trust, Inc.		971
15	DuPont Fabros Technology, Inc.		619
4	Equinix, Inc.		1,441
11	QTS Realty Trust, Inc.		581
			4,822
	RETAIL - 0.8%
16	Copart, Inc. *		857

	SEMICONDUCTORS - 3.7%
10	Qorvo, Inc. *		557
29	QUALCOMM, Inc.		1,987
10	Silicon Motion Technology Corp. (ADR)		518
11	Skyworks Solutions, Inc.		838
			3,900
	SOTFWARE - 29.3%
15	2U, Inc. *		574
32	ACI Worldwide, Inc. *		620
34	Activision Blizzard, Inc.		1,506
12	Adobe Systems, Inc. *		1,302
20	Akamai Technologies, Inc. *		1,060
6	athenahealth, Inc. *		757
15	Check Point Software Technologies Ltd. *		1,164
12	Citrix Systems, Inc. *		1,023
11	CommVault Systems, Inc. *		584
14	Cornerstone OnDemand, Inc. *		643
10	CyberArk Software, Ltd. *		496
17	Electronic Arts, Inc. *		1,452
86	First Data Corp. *		1,132
10	HubSpot, Inc. *		576
11	Imperva, Inc. *		591
17	InterXion Holding NV *		616
12	Medidata Solutions, Inc. *		669
3	MicroStrategy, Inc. *		502
44	Momo, Inc. * (ADR)		990
4	NetEase, Inc. (ADR)		963
8	NetSuite, Inc. *		886
16	New Relic, Inc. *		613
13	Paycom Software, Inc. *		652
8	Proofpoint, Inc. *		599
28	Rackspace Hosting, Inc. *		887
22	RealPage, Inc. *		565
21	salesforce.com, Inc. *		1,498
14	ServiceNow, Inc. *		1,108
13	Tableau Software, Inc. *		719
17	Take-Two Interactive Software, Inc. *		766
4	Ultimate Software Group, Inc. *		818
20	Veeva Systems, Inc. *		826
17	Verint Systems, Inc. *		640
19	VMware, Inc. *		1,394
14	Workday, Inc. *		1,284
208	Zynga, Inc. *		605
			31,080
	TELECOMMNUNICATIONS - 2.6%
11	Arista Networks, Inc. *		936
6	LogMeIn, Inc.		542
8	Palo Alto Networks, Inc. *		1,275
			2,753

	TOTAL COMMON STOCKS (Cost - $99,834)		105,819

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
139	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $139)		139

	TOTAL INVESTMENTS - 100.1% (Cost - $99,973)(b)		$ 105,958
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%		(72)
	TOTAL NET ASSETS - 100.0%		$ 105,886

ADR	American Depositary Receipt
*	Non-income producing security
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $99,973
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 7,965
		Unrealized Depreciation:	(1,980)
		Net Unrealized Appreciation:	$ 5,985

Global Atlantic PIMCO Tactical Allocation Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 29.9%
	EQUITY FUNDS - 29.9%
49,017	iShares MSCI EAFE ETF			$ 2,898,375
13,396	SPDR S&P 500 ETF Trust			2,897,555
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,402,612)			5,795,930

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.0%
$ 20,435	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 (b)	1.80	8/25/2032	19,664
42,869	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 (b)	0.68	4/25/2036	40,484
39,143	Citigroup Mortgage Loan Trust 2007-AMC1 (a)(b)	0.69	12/25/2036	25,992
22,834	Countrywide Asset-Backed Certificates (b)	0.66	12/25/2036	20,112
30,793	Countrywide Asset-Backed Certificates (b)	0.67	6/25/2047	20,169
16,298	CWABS Asset-Backed Certificates Trust 2006-17 (b)	0.68	3/25/2047	14,688
40,794	FBR Securitization Trust (b)	1.20	10/25/2035	35,110
50,000	Ford Credit Floorplan Master Owner Trust A (b)	1.12	8/15/2020	50,265
12,020	Fremont Home Loan Trust 2005-E (b)	0.77	1/25/2036	12,026
30,260	GSAMP Trust 2006-HE4 (b)	0.67	6/25/2036	25,926
10,585	Long Beach Mortgage Loan Trust 2004-2 (b)	2.14	6/25/2034	10,328
35,174	Long Beach Mortgage Loan Trust 2005-3 (b)	0.79	8/25/2045	30,321
35,488	Long Beach Mortgage Loan Trust 2006-7 (b)	0.68	8/25/2036	20,728
37,155	Nissan Auto Receivables 2016-B Owner Trust	0.63	5/15/2017	37,179
18,722	RASC Series 2004-KS10 Trust (b)	2.25	11/25/2034	16,187
98,515	SLC Student Loan Trust 2006-2 (b)	0.95	9/15/2026	96,099
53,426	SLM Student Loan Trust 2005-3 (b)	0.80	10/25/2024	52,669
18,370	Soundview Home Loan Trust 2007-WMC1 (b)	0.64	2/25/2037	6,143
14,428	Structured Asset Investment Loan Trust 2004-7 (b)	1.58	8/25/2034	13,686
28,318	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 (b)	0.68	9/25/2036	24,432
	TOTAL ASSET BACKED SECURUTIES (Cost - $575,331)			572,208

	CORPORATE BONDS - 23.4%
	AGRICULTURE - 0.1%
10,000	Reynolds American, Inc.	5.85	8/15/2045	13,001

	AIRLINES - 0.3%
50,000	Spirit Airlines 2015-1 Pass Through Trust A	4.10	4/1/2028	51,469

	AUTO MANUFACTURERS - 0.6%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	41,065
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	20,479
50,000	General Motors Financial Co., Inc.	3.20	7/6/2021	50,614
				112,158
	BANKS - 8.3%
73,000	Bank of America Corp.	3.30	1/11/2023	75,567
44,000	Bank of America Corp.	3.88	3/22/2017	44,508
25,000	Bank of America Corp.	4.00	4/1/2024	26,940
50,000	Bank of America Corp.	5.65	5/1/2018	53,038
45,000	The Bank of Nova Scotia	1.10	12/13/2016	45,013
100,000	Barclays Bank PLC (b)	1.64	9/8/2017	100,327
50,000	Citigroup, Inc.	2.65	10/26/2020	51,074
50,000	Credit Suisse AG (b)	1.65	9/12/2017	50,060
50,000	Deutsche Bank AG (b)	2.72	5/10/2019	48,812
50,000	The Goldman Sachs Group, Inc. (b)	1.48	5/22/2017	50,087
10,000	The Goldman Sachs Group, Inc.	3.75	5/22/2025	10,501
15,000	The Goldman Sachs Group, Inc.	6.00	6/15/2020	17,060
50,000	HSBC USA, Inc. (b)	1.56	8/7/2018	50,076
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	35,773
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	26,958
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	53,916
35,000	KeyCorp.	2.90	9/15/2020	36,335
26,000	Morgan Stanley	2.13	4/25/2018	26,219
100,000	Natixis SA (b)	1.55	9/25/2017	100,000
25,000	Regions Financial Corp.	3.20	2/8/2021	25,989
20,000	Royal Bank Scotland Group PLC	9.50	3/16/2022	20,626
93,000	Santander UK PLC	1.38	3/13/2017	92,949
100,000	Sumitomo Mitsui Banking Corp. (b)	1.55	9/15/2017	100,041
100,000	Sumitomo Mitsui Trust Bank Limited (b)	1.58	9/18/2017	100,000
200,000	UBS Group Funding Jersey Ltd. (a)(b)	2.34	2/1/2022	202,690
100,000	Wachovia Corp.	5.63	10/15/2016	100,126
60,000	Wells Fargo & Co.	2.63	12/15/2016	60,191
				1,604,876
	BIOTECHNOLOGY - 0.5%
100,000	Amgen, Inc.	2.13	5/15/2017	100,580

	COMMERCIAL SERVICES - 0.2%
30,000	S&P Global, Inc.	2.50	8/15/2018	30,474

	COMPUTERS - 0.3%
50,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (a)	5.45	6/15/2023	53,573

	CONSUMER FINANCE - 4.2%
100,000	Bosphorus CLO	1.43	10/15/2025	112,608
2,000,000	NYKREDIT	1.00	1/1/2017	302,748
2,700,000	Realkredit Danmark	1.00	1/1/2017	408,678
				824,034
	ELECTRIC - 0.2%
30,000	Duke Energy Corp.	3.05	8/15/2022	31,360

	ENVIRONMENTAL CONTROL - 0.1%
25,000	Republic Services, Inc.	3.55	6/1/2022	26,863

	FOOD - 0.5%
100,000	Wm Wrigley, Jr. Co. (a)	1.40	10/21/2016	100,027

	HEALTHCARE PRODUCTS - 0.5%
100,000	Thermo Fisher Scientific, Inc.	1.30	2/1/2017	100,204

	MUNICIPAL - 0.1%
30,000	City of Chicago IL	7.75	1/1/2042	32,264

	OIL & GAS - 0.6%
35,000	BP Capital Markets PLC	3.51	3/17/2025	37,099
100,000	Petrobras Global Finance BV	4.38	5/20/2023	89,450
				126,549
	PHARMACEUTICALS - 2.6%
50,000	AbbVie, Inc.	2.85	5/14/2023	50,760
50,000	AbbVie, Inc.	3.20	5/14/2026	50,618
100,000	Actavis Funding SCS	1.30	6/15/2017	99,917
200,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	199,897
100,000	Teva Pharmaceutical Finance Co. BV	2.40	11/10/2016	100,135
				501,327
	PIPELINES - 0.9%
20,000	Kinder Morgan Finance Co. LLC (a)	6.00	1/15/2018	20,974
25,000	MPLX LP	4.88	6/1/2025	25,832
100,000	ONEOK Partners LP	3.20	9/15/2018	101,893
23,000	Regency Energy Partners LP / Regency Energy Finance Corp.	4.50	11/1/2023	23,155
				171,854
	REAL ESTATE INVESTMENT TRUSTS - 0.9%
100,000	American Tower Corp.	2.25	1/15/2022	99,796
25,000	Digital Realty Trust LP	3.95	7/1/2022	26,497
30,000	Duke Realty LP	3.88	2/15/2021	31,848
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	10,189
				168,330
	SOFTWARE - 0.3%
50,000	Fidelity National Information Services, Inc.	2.85	10/15/2018	51,313

	SOVERIGN - 1.0%
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	199,384

	TELECOMMUNICATIONS - 1.0%
30,000	AT&T, Inc.	2.80	2/17/2021	30,868
50,000	Telecom Italia SpA	6.38	6/24/2019	72,092
100,000	Vodafone Group, PLC	5.63	2/27/2017	101,663
				204,623
	WATER - 0.2%
20,000	Severn Trent Utilities Finance PLC	6.25	6/7/2029	39,068

	TOTAL CORPORATE BONDS (Cost - $4,450,083)			4,543,331

	MORTGAGE BACKED SECURITIES - 21.3%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.3%
300,000	Fannie Mae TBA +	3.00	11/1/2042	311,508
2,600,000	Fannie Mae TBA +	3.50	11/1/2042	2,743,000
800,000	Fannie Mae TBA +	4.00	11/1/2044	858,687
200,000	Fannie Mae TBA +	4.50	11/1/2044	218,875
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $4,116,969)			4,132,070

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
	AGENCY COLLATERAL - 2.4%
76,937	Government National Mortgage Association (b)	0.99	3/20/2065	76,891
96,926	Government National Mortgage Association (b)	1.09	5/20/2065	95,972
98,528	Government National Mortgage Association (b)	1.11	8/20/2065	97,632
83,339	Government National Mortgage Association (b)	1.19	10/20/2065	83,376
98,139	Government National Mortgage Association (b)	1.49	12/20/2065	99,357
				453,228
	WHOLE LOAN COLLATERAL - 2.6%
32,269	Alternative Loan Trust 2005-J12 (b)	0.80	8/25/2035	23,505
25,056	Alternative Loan Trust 2006-OA9 (b)	0.74	7/20/2046	14,599
41,633	American Home Mortgage Assets Trust 2006-2 (b)	0.72	9/25/2046	29,928
20,936	Bear Stearns ALT-A Trust 2005-8 (b)	2.99	10/25/2035	18,844
20,504	Bear Stearns ARM Trust 2005-5 (b)	2.58	8/25/2035	20,052
26,150	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 (a,b)	0.78	8/25/2035	23,782
24,345	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 (a,b)	0.76	10/25/2035	21,958
38,420	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	38,283
22,345	First Horizon Mortgage Pass-Through Trust 2005-AR2 (b)	3.04	6/25/2035	21,178
44,871	Great Hall Mortgages No. 1 PLC (a,b)	0.99	6/18/2039	42,552
33,941	GreenPoint Mortgage Funding Trust 2006-AR2 (b)	2.51	3/25/2036	29,876
26,930	GSR Mortgage Loan Trust 2005-AR6 (b)	2.92	9/25/2035	27,070
16,609	Impac CMB Trust Series 2005-8 (b)	1.23	2/25/2036	15,517
24,251	IndyMac INDX Mortgage Loan Trust 2006-AR4 (b)	0.74	5/25/2046	19,902
6,162	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	5,786
5,838	JP Morgan Resecuritization Trust Series 2009-7 (a,b)	3.12	8/27/2037	5,808
13,013	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 (b)	0.78	11/25/2035	12,271
23,631	MortgageIT Trust 2005-4 (b)	0.81	10/25/2035	21,166
26,358	RALI Series 2005-QR1 Trust	6.00	10/25/2034	27,456
19,458	Reperforming Loan REMIC Trust 2006-R1 (a,b)	0.87	1/25/2036	16,552
25,190	Structured Adjustable Rate Mortgage Loan Trust (b)	0.83	10/25/2035	22,959
13,164	Structured Adjustable Rate Mortgage Loan Trust (b)	2.96	9/25/2034	12,971
13,483	Structured Adjustable Rate Mortgage Loan Trust (b)	3.05	2/25/2034	13,262
27,021	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	2.30	4/25/2037	23,258
				508,535

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $967,863)			961,763

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
186,900	FHLMC Multifamily Structured Pass Through Certificates (b)	1.22	9/25/2022	187,955
50,499	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18	5.44	6/12/2047	50,753
100,000	RFTI 2015-FL1 Issuer Ltd. (a,b)	2.27	8/15/2030	99,671
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $337,342)			338,379

	U.S. TREASURY SECURITIES - 20.6%
300,000	United States Treasury Inflation Indexed Note	0.13	4/15/2018	303,268
200,000	United States Treasury Inflation Indexed Note	0.13	7/15/2022	214,284
100,000	United States Treasury Inflation Indexed Note	0.38	7/15/2025	104,799
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	159,773
50,000	United States Treasury Inflation Indexed Bond	0.75	2/15/2045	52,667
175,000	United States Treasury Inflation Indexed Bond	1.75	1/15/2028	235,291
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2025	152,132
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	146,343
100,000	United States Treasury Inflation Indexed Bond	2.50	1/15/2029	142,287
100,000	United States Treasury Inflation Indexed Bond	3.63	4/15/2028	205,438
100,000	United States Treasury Bond	2.50	2/15/2046	103,359
100,000	United States Treasury Bond	2.50	5/15/2046	103,500
200,000	United States Treasury Bond	2.88	8/15/2045	222,766
500,000	United States Treasury Bond	3.00	5/15/2045	570,078
50,000	United States Treasury Bond	4.38	11/15/2039	69,719
700,000	United States Treasury Note	1.13	8/31/2021	699,289
200,000	United States Treasury Note	1.50	8/15/2026	198,055
100,000	United States Treasury Note	1.63	5/15/2026	100,133
200,000	United States Treasury Note	2.50	8/15/2023	214,258
	TOTAL U.S. TREASURY SECURITIES (Cost - $3,865,145)			3,997,439

Contracts	PURCHASED OPTIONS ON INDICES- 0.9%
24	S&P 500 Index, June 2017, Put @ $1,450			24,720
24	S&P 500 Index, June 2017, Put @ $1,650			51,360
24	S&P 500 Index, June 2017, Put @ $1,850			98,400
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $318,843)			174,480

Principal Amount	SHORT-TERM INVESTMENTS - 14.3%	Coupon Rate (%)	Maturity
	FEDERAL HOME LOAN BANK - 3.6%
$ 100,000	Federal Home Loan Bank Discount Notes	0.06	10/17/2016	99,985
200,000	Federal Home Loan Bank Discount Notes	0.03	10/21/2016	199,967
300,000	Federal Home Loan Bank Discount Notes	0.02	10/28/2016	299,932
100,000	Federal Home Loan Bank Discount Notes	0.02	11/2/2016	99,974
				699,858
Shares	MONEY MARKET FUND - 2.4%
463,602	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (c)			463,602
Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 8.3%
$ 600,000	United States Treasury Bill	0.36	3/2/2017	598,865
1,000,000	United States Treasury Bill	0.02	3/9/2017	997,829
				1,596,694

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,760,154)			2,760,154

	TOTAL INVESTMENTS - 120.1% (Cost - $22,794,342)(d)			$ 23,275,754
	OTHER ASSETS LESS LIABILITIES - NET - (20.1)%			(3,892,858)
	TOTAL NET ASSETS - 100.0%			$ 19,382,896

TBA	- To Be Announced Security
*	Represents less than 0.05%.
+	All or a portion of these TBAs are subject to dollar-roll transactions.
(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2016, these securities amounted to $812,963 or 4.2% of net assets.
(b)	Variable Rate Security - interest rate subject to periodic change.
(c)	Money market rate shown represents the rate at September 30, 2016.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,957,183 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 662,927
	Unrealized Depreciation:			(344,356)
	Net Unrealized Appreciation:			$ 318,571

	^Formerly FVIT PIMCO Tactical Allocation Portfolio.

Contracts	SHORT FUTURES CONTRACTS			Unrealized Appreciation/ (Depreciation)
13	90 Day Euro Future December 2017
	(Underlying Face Amount at Value $3,215,388)			$ (462)
4	90 Day Euro Future March 2018
	(Underlying Face Amount at Value $989,150)			(1,352)
2	90 Day Euro Future June 2018
	(Underlying Face Amount at Value $494,425)			(1,862)
1	Euro-Bund Future December 2016
	(Underlying Face Amount at Value $465,285)			(1,180)
				(4,856)
	LONG FUTURES CONTRACTS
10	90 Day Euro Future December 2016
	(Underlying Face Amount at Value $2,477,000)			375
80	S&P 500 E-Mini December 2016
	(Underlying Face Amount at Value $8,642,000)			295
3	US 10 Year Future December 2016
	(Underlying Face Amount at Value $393,375)			(355)
12	US 5Year Note (CBT) December 2016
	(Underlying Face Amount at Value $1,458,192)			350
				665

	TOTAL UNREALIZED DEPRECIATION OF FUTURES CONTRACTS			$ (4,191)

Notional Amount $	Interest Rate Swaps	Fixed Received Rate (%)	Expiration	Unrealized Appreciation/ (Depreciation)
(100,000)	Goldman Sachs	1.02	12/16/2020	$ (3,550)
(100,000)	Goldman Sachs	1.02	6/15/2046	(16,835)
(100,000)	Goldman Sachs	1.02	6/15/2021	(3,830)
(300,000)	Goldman Sachs	1.02	6/15/2018	(1,288)
(200,000)	Goldman Sachs	1.02	12/21/2046	(21,617)
				$ (47,120)

Notional Amount $	Credit Default Swaps	Fixed Received Rate (%)	Expiration	Unrealized Appreciation/ (Depreciation)
500,000	North American Investment High Yield CDX Index	5.00	6/20/2019	$ 25,370
100,000	North American Investment Grade CDX Index	1.00	6/20/2021	1,437
2,000,000	North American Investment Grade CDX Index	1.00	6/20/2021	28,741
				$ 55,548

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Appreciation (Depreciation)
To Sell:
10/4/2016	Goldman Sachs	104,000	EUR	116,103	USD	116,837	$ (734)
11/10/2016	Goldman Sachs	150,000	SGD	111,472	USD	110,051	1,421
11/10/2016	Goldman Sachs	239,176,520	SOU	218,000	USD	216,949	1,051
11/10/2016	Goldman Sachs	1,083,555	TWD	33,843	USD	34,658	(815)
11/14/2016	Goldman Sachs	31,000	GBP	40,545	USD	40,331	214
11/14/2016	Goldman Sachs	66,000	GBP	85,801	USD	85,865	(64)
11/15/2016	Goldman Sachs	161,304	MAL	39,720	USD	39,001	719
1/3/2017	Goldman Sachs	2,022,000	DKK	293,771	USD	306,477	(12,706)
1/3/2017	Goldman Sachs	2,756,940	DKK	411,655	USD	417,873	(6,218)
	Net unrealized depreciation on forward foreign currency contracts						$ (17,132)

Global Atlantic Select Advisor Managed Risk Portfolio^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 14.7%
	EQUITY FUNDS - 14.7%
65,721	iShares Core S&P 500 ETF		$ 14,298,261
21,952	iShares Russell 2000 ETF		2,726,658
	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,453,138)		17,024,919

	VARIABLE INSURANCE TRUSTS - 74.1%
	DEBT FUND - 21.5%
1,854,003	MFS Research Bond Series		24,880,723

	EQUITY FUNDS - 52.6%
381,830	American Century VP Mid Cap Value - Class 1		7,541,149
1,173,454	American Century VP Value Fund - Investor Class		11,499,848
85,296	Invesco VI International Growth Fund - Class 1		2,907,754
406,935	MFS Growth Series		16,057,668
262,424	MFS VIT II International Value Portfolio		6,277,189
737,324	Putnam VT Equity Income - Class 1A		16,619,286
			60,902,894
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $83,472,690)		85,783,617

	SHORT-TERM INVESTMENTS - 6.4%
	MONEY MARKET FUND - 6.4%
7,454,529	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $7,454,529)		7,454,529

	TOTAL INVESTMENTS - 95.2% (Cost - $106,380,357)(b)		$ 110,263,065
	OTHER ASSETS LESS LIABILITIES -NET - 4.8%		5,613,495
	TOTAL NET ASSETS - 100.0%		$ 115,876,560

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,641,185
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,964,809
		Unrealized Depreciation:	(342,929)
		Net Unrealized Appreciation:	$ 3,621,880

	^Formerly FVIT Select Advisor Managed Risk Portfolio.

Global Atlantic Wellington Research Managed Risk Portfolio ^
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares				Value
	COMMON STOCKS - 60.4%
	ADVERTISING - 0.1%
16,789	The Interpublic Group of Cos., Inc.			$ 375,234

	AEROSPACE/DEFENSE - 1.4%
11,387	General Dynamics Corp.			1,766,807
6,726	Lockheed Martin Corp.			1,612,357
5,558	Northrop Grumman Corp.			1,189,134
9,770	The Boeing Co.			1,287,100
				5,855,398
	AGRICULTURE - 0.7%
47,325	Altria Group, Inc.			2,992,360

	AIRLINES - 0.1%
11,530	American Airlines Group, Inc.			422,113

	APPAREL - 0.8%
44,942	NIKE, Inc.			2,366,196
12,037	Under Armour, Inc. *			407,573
6,304	VF Corp.			353,339
				3,127,108
	BANKS - 3.0%
249,512	Bank of America Corp.			3,904,863
40,609	Capital One Financial Corp.			2,916,944
8,419	Northern Trust Corp.			572,408
24,902	The PNC Financial Services Group, Inc.			2,243,421
58,983	Wells Fargo & Co.			2,611,767
				12,249,403
	BEVERAGES - 2.6%
5,390	Anheuser-Busch InBev - ADR			708,300
5,650	Constellation Brands, Inc.			940,668
12,197	Dr. Pepper Snapple Group, Inc.			1,113,708
12,245	Molson Coors Brewing Co.			1,344,501
13,820	Monster Beverage Corp. *			2,028,914
33,217	PepsiCo, Inc.			3,613,013
16,494	The Coca-Cola Co.			698,026
				10,447,130
	BIOTECHNOLOGY - 0.7%
4,620	Aduro Biotech, Inc. *			57,427
1,621	Alnylam Pharmaceuticals, Inc. *			109,871
16,235	ARIAD Pharmaceuticals, Inc. *			222,257
2,160	BlueBird Bio, Inc. *			146,405
6,720	Celgene Corp. *			702,442
9,720	GlycoMimetics, Inc. *			69,498
5,320	Incyte Corp. *			501,623
10,265	Karyopharm Therapeutics, Inc. *			99,878
8,270	Nivalis Therapeutics, Inc. *			67,235
22,261	Novavax, Inc. *			46,303
4,862	Otonomy, Inc. *			88,440
8,936	PTC Therapeutics, Inc. *			125,193
1,495	Regeneron Pharmaceuticals, Inc. *			601,020
10,080	Syndax Pharmaceuticals, Inc. *			152,813
				2,990,405
	BUILDING MATERIALS - 0.7%
26,021	Boise Cascade Co. *			660,933
14,480	CRH PLC - ADR			481,750
4,580	Fortune Brands Home & Security, Inc.			266,098
2,610	Martin Marietta Materials, Inc.			467,477
13,836	Summit Materials, Inc. *			256,658
4,840	Vulcan Materials Co.			550,453
				2,683,369
	CHEMICALS - 1.0%
8,158	Cabot Corp.			427,561
13,832	Celanese Corp.			920,658
5,010	Monsanto Co.			512,022
7,021	PPG Industries, Inc.			725,691
21,662	The Dow Chemical Co.			1,122,741
8,242	The Mosaic Co.			201,599
1,067	The Sherwin-Williams Co.			295,196
				4,205,468
	COMMERCIAL SERVICES - 1.9%
11,887	Automatic Data Processing, Inc.			1,048,433
6,915	Equifax, Inc.			930,621
3,203	FleetCor Technologies, Inc. *			556,457
21,891	Global Payments, Inc.			1,680,353
7,564	IHS Markit Ltd. *			284,028
14,956	Nielsen Holdings PLC			801,193
5,610	S&P Global, Inc.			710,002
36,219	TransUnion *			1,249,555
6,358	WEX, Inc. *			687,236
				7,947,878
	COMPUTERS - 3.9%
8,440	Accenture PLC - Cl. A			1,031,115
77,029	Apple, Inc.			8,708,128
11,348	Cognizant Technology Solutions Corp. - Cl. A *			541,413
35,786	Genpact Ltd. *			857,075
82,910	Pure Storage, Inc. *			1,123,430
99,521	Seagate Technology PLC			3,836,535
				16,097,696
	COSMETICS/PERSONAL CARE - 1.4%
31,116	Colgate-Palmolive Co.			2,306,940
60,962	Coty, Inc. *			1,414,319
22,674	The Estee Lauder Cos., Inc.			2,008,009
				5,729,268
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,786	Alliance Data Systems Corp. *			812,211
34,306	American Express Co.			2,196,956
1,641	BlackRock, Inc. - Cl. A			594,797
4,132	Evercore Partners, Inc.			212,839
2,626	Intercontinental Exchange, Inc.			707,339
16,053	Invesco Ltd.			501,977
13,153	Legg Mason, Inc.			440,362
150,404	Santander Consumer USA Holdings, Inc. *			1,828,913
43,641	Visa, Inc. - Cl. A			3,609,111
16,354	WisdomTree Investments, Inc.			168,283
				11,072,788
	ELECTRIC - 2.3%
10,954	Ameren Corp.			538,718
23,970	Avangrid, Inc.			1,001,467
18,368	Dominion Resources, Inc.			1,364,191
4,930	Duke Energy Corp.			394,597
12,343	Edison International			891,782
7,628	Eversource Energy			413,285
22,828	Exelon Corp.			759,944
19,584	NextEra Energy, Inc.			2,395,515
19,423	PG&E Corp.			1,188,105
5,662	Pinnacle West Capital Corp.			430,255
				9,377,859
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
15,050	AMETEK, Inc.			719,089
1,880	SunPower Corp. *			16,770
				735,859
	ELECTRONICS - 0.8%
16,308	Fortive Corp.			830,077
20,852	Honeywell International, Inc.			2,431,135
				3,261,212
	ENERGY - ALTERNATE SOURCES - 0.0% **
1,799	First Solar, Inc. *			71,043

	FOOD - 1.1%
72,083	Mondelez International, Inc. - Cl. A			3,164,444
15,654	Post Holdings, Inc. *			1,208,019
				4,372,463
	FOREST PRODUCTS & PAPER - 0.3%
23,054	International Paper Co.			1,106,131

	GAS - 0.5%
11,770	Sempra Energy			1,261,626
13,320	UGI Corp.			602,597
				1,864,223
	HEALTHCARE-PRODUCTS - 4.0%
10,124	Abbott Laboratories			428,144
23,285	Baxter International, Inc.			1,108,366
6,888	Becton Dickinson and Co.			1,237,980
67,960	Boston Scientific Corp. *			1,617,448
12,290	ConforMIS, Inc. *			121,917
32,617	Danaher Corp.			2,556,847
56,848	Medtronic, PLC			4,911,667
16,921	St. Jude Medical, Inc.			1,349,619
13,373	Stryker Corp.			1,556,751
7,432	Thermo Fisher Scientific, Inc.			1,182,134
				16,070,873
	HEALTHCARE-SERVICES - 1.4%
9,630	Cigna Corp.			1,254,982
18,054	HCA Holdings, Inc. *			1,365,424
22,742	UnitedHealth Group, Inc.			3,183,880
				5,804,286
	HOLDING COMPANY - 0.1%
48,290	Conyers Park Acquisition Corp. *			519,117

	INSURANCE - 3.1%
44,897	American International Group, Inc.			2,664,188
45,909	Assured Guaranty Ltd.			1,273,975
5,610	Chubb Ltd.			704,896
33,645	Marsh & McLennan Cos., Inc.			2,262,626
11,745	MetLife, Inc.			521,830
12,063	Principal Financial Group, Inc.			621,365
13,926	Prudential Financial, Inc.			1,137,058
10,710	The Allstate Corp.			740,918
31,305	The Hartford Financial Services Group, Inc.			1,340,480
42,055	XL Group Ltd.			1,414,310
				12,681,646
	INTERNET - 5.2%
8,149	Alphabet, Inc. - Cl. A *			6,552,285
8,083	Amazon.com, Inc. *			6,767,977
6,700	Blucora, Inc. *			75,040
18,091	Expedia, Inc.			2,111,582
29,116	Facebook, Inc. - Cl. A *			3,734,709
11,062	Netflix, Inc. *			1,090,160
20,840	Wayfair, Inc. *			820,471
				21,152,224
	IRON/STEEL - 0.1%
2,130	Reliance Steel & Aluminum Co.			153,424
5,860	Steel Dynamics, Inc.			146,441
				299,865
	LODGING - 0.0% **
2,040	Las Vegas Sands Corp.			117,382

	MEDIA - 2.3%
14,309	Charter Communications, Inc. *			3,863,001
62,836	Comcast Corp.			4,168,540
55,884	Twenty-First Century Fox, Inc.			1,353,510
				9,385,051
	METAL FABRICATE/HARDWARE - 0.1%
7,110	Tenaris SA - ADR			201,924

	MISCELLANEOUS MANUFACTURING - 1.3%
17,439	Eaton Corp. PLC			1,145,917
27,800	General Electric Co.			823,436
17,676	Illinois Tool Works, Inc.			2,118,292
19,087	Pentair - PLC			1,226,149
				5,313,794
	OIL & GAS - 2.6%
15,781	Anadarko Petroleum Corp.			999,884
15,729	Chevron Corp.			1,618,829
147,781	Cobalt International Energy, Inc. *			183,248
14,773	ConocoPhillips			642,182
6,284	Ensco PLC			53,414
5,153	Exxon Mobil Corp.			449,754
1,968	Hess Corp.			105,524
34,877	Newfield Exploration Co. *			1,515,754
17,430	Patterson-UTI Energy, Inc.			389,909
26,509	PBF Energy, Inc.			600,164
8,951	PDC Energy, Inc. *			600,254
9,640	Pioneer Natural Resources Co.			1,789,666
35,228	QEP Resources, Inc.			688,003
3,814	Tesoro Corp.			303,442
9,654	Valero Energy Corp.			511,662
				10,451,689
	OIL & GAS SERVICES - 0.3%
12,680	Baker Hughes, Inc.			639,960
2,732	Halliburton Co.			122,612
2,350	Oceaneering International, Inc.			64,648
19,850	Tesco Corp.			161,976
43,480	Weatherford International PLC *			244,358
				1,233,554
	PACKAGING & CONTAINERS - 0.4%
15,989	Ball Corp.			1,310,299
14,152	Owens-Illinois, Inc. *			260,255
				1,570,554
	PHARMACEUTICALS - 4.0%
4,933	Aerie Pharmaceuticals, Inc. *			186,171
9,751	Alkermes PLC *			458,590
8,922	Allergan PLC *			2,054,826
35,739	AstraZeneca PLC - ADR			1,174,384
46,905	Bristol-Myers Squibb Co.			2,529,118
9,093	Cardinal Health, Inc.			706,526
6,020	Chiasma, Inc. *			17,699
15,040	Eli Lilly & Co			1,207,110
14,966	Ironwood Pharmaceuticals, Inc. - Cl. A *			237,660
16,060	Johnson & Johnson			1,897,168
15,171	McKesson Corp.			2,529,764
32,335	Merck & Co., Inc.			2,018,027
19,189	Mylan NV *			731,485
7,080	MyoKardia, Inc. *			115,687
3,055	Regulus Therapeutics, Inc. *			10,082
3,164	TESARO, Inc. *			317,159
15,851	Trevena, Inc. *			106,994
				16,298,450
	PIPELINES - 0.6%
34,693	Kinder Morgan, Inc.			802,449
5,786	ONEOK, Inc.			297,343
15,119	Spectra Energy Corp.			646,337
12,060	TransCanada Corp.			573,574
				2,319,703
	REAL ESTATE INVESTMENT TRUSTS - 2.1%
23,722	American Tower Corp.			2,688,414
10,972	Apartment Investment & Management Co.			503,725
6,223	Boston Properties, Inc.			848,133
2,090	Equinix, Inc.			752,922
18,945	Host Hotels & Resorts, Inc.			294,974
31,246	Outfront Media Inc			738,968
14,217	Prologis, Inc.			761,178
7,900	Regency Centers Corp.			612,171
7,182	Simon Property Group, Inc.			1,486,746
				8,687,231
	RETAIL - 1.9%
14,798	Advance Auto Parts, Inc.			2,206,678
11,250	Costco Wholesale Corp.			1,715,737
6,724	L Brands, Inc.			475,857
3,105	O'Reilly Automotive, Inc. *			869,742
24,696	Starbucks Corp.			1,337,041
15,103	Walgreens Boots Alliance, Inc.			1,217,604
300	Wingstop, Inc.			8,790
				7,831,449
	SEMICONDUCTORS - 1.6%
5,464	Broadcom Ltd.			942,649
72,800	Intel Corp.			2,748,200
1,350	MACOM Technology Solutions Holdings, Inc. *			57,159
9,312	Microchip Technology, Inc.			578,648
15,553	Micron Technology, Inc. *			276,532
3,542	NXP Semiconductors NV *			361,319
20,995	QUALCOMM, Inc.			1,438,157
				6,402,664
	SOFTWARE - 1.8%
18,299	Electronic Arts, Inc. *			1,562,735
6,310	Envestnet, Inc. *			230,000
53,881	Microsoft Corp.			3,103,546
3,625	Salesforce.com, Inc. *			258,571
11,700	ServiceNow, Inc. *			926,055
11,516	SS&C Technologies Holdings, Inc.			370,239
9,822	Workday, Inc. *			900,579
				7,351,725
	TELECOMMUNICATIONS - 0.1%
6,629	Arista Networks, Inc. *			563,995

	TEXTILES - 0.5%
10,208	Mohawk Industries, Inc. *			2,045,071

	TRANSPORTATION - 0.7%
9,060	CSX Corp.			276,330
4,731	FedEx Corp.			826,411
4,465	Genesee & Wyoming, Inc. *			307,862
2,000	JB Hunt Transport Services, Inc.			162,280
1,160	Kansas City Southern			108,251
780	Kirby Corp. *			48,485
12,878	Knight Transportation, Inc.			369,470
17,720	XPO Logistics, Inc. *			649,792
				2,748,881

	TOTAL COMMON STOCKS (Cost - $221,444,967)			246,035,536

	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc. (Cost $75,000)			83,820

	EXCHANGE TRADED FUND - 1.7%
	EQUITY FUND - 1.7%
32,656	SPDR S&P 500 ETF Trust (Cost - $6,216,079)			7,063,493

Principal Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.5%
$ 101,000	Ally Master Owner Trust	1.33	3/15/2019	101,207
100,000	Ally Master Owner Trust	1.60	10/15/2019	100,501
116,000	AmeriCredit Automobile Receivables Trust 2013-5	1.52	1/8/2019	116,147
14,247	AmeriCredit Automobile Receivables Trust 2014-1	0.90	2/8/2019	14,252
95,000	AmeriCredit Automobile Receivables Trust 2014-1	1.68	7/8/2019	95,266
120,000	AmeriCredit Automobile Receivables Trust 2014-1	2.15	3/9/2020	120,847
145,000	AmeriCredit Automobile Receivables Trust 2014-2	1.60	7/8/2019	145,307
250,000	Apidos CLO XXI (a)++	2.11	7/18/2027	250,152
350,000	Apidos CLO XXII (a)++	2.75	10/20/2027	351,399
300,000	Atrium XII (a)++	2.95	10/22/2026	301,406
300,000	Babson CLO Ltd. 2013-I (a)++	1.80	4/20/2025	298,929
270,000	Babson CLO Ltd. 2015-I (a)++	2.13	4/20/2027	270,099
300,000	Ballyrock CLO 2016-1 Ltd. (a)++	2.41	10/15/2028	300,433
325,000	BlueMountain CLO 2015-3 Ltd. (a)++	2.18	10/20/2027	325,285
225,000	Capital Auto Receivables Asset Trust 2015-3	1.72	1/22/2019	226,004
385,000	CARDS II Trust (a)++	1.22	7/15/2021	385,739
225,000	CarMax Auto Owner Trust 2013-4	1.71	7/15/2019	226,336
100,000	CarMax Auto Owner Trust 2013-4	1.95	9/16/2019	100,144
150,000	Cent CLO 20 Ltd. (a)++	2.19	1/25/2026	150,010
250,000	Cent CLO 21 Ltd. (a)++	2.22	7/27/2026	250,001
250,000	Cent CLO 23 Ltd. (a)++	2.17	4/17/2026	253,771
429,976	Chesapeake Funding II LLC (a)++	1.45	6/15/2028	432,254
100,000	Chrysler Capital Auto Receivables Trust 2013-A (a)	1.83	3/15/2019	100,034
80,000	Chrysler Capital Auto Receivables Trust 2013-B (a)	1.78	6/17/2019	80,107
90,000	Chrysler Capital Auto Receivables Trust 2015-A (a)	1.55	2/18/2020	89,195
350,000	CIFC Funding 2014-II Ltd. (a)++	2.31	5/24/2026	350,039
250,000	CNH Equipment Trust 2015-C	1.66	11/16/2020	250,612
73,875	DB Master Finance LLC 2015-1 (a)	3.26	2/20/2045	74,372
67,384	Drive Auto Receivables Trust 2015-B (a)	2.12	6/17/2019	67,498
265,000	Dryden 41 Senior Loan Fund (a)++	2.83	1/15/2028	266,008
450,000	Evergreen Credit Card Trust Series 2016-1 (a)++	1.24	4/15/2020	451,638
40,216	Exeter Automobile Receivables Trust 2015-2 (a)	1.54	11/15/2019	40,078
114,581	First Investors Auto Owner Trust 2014-1 (a)	1.49	1/15/2020	114,512
135,000	First Investors Auto Owner Trust 2014-1 (a)	2.26	1/15/2020	135,328
89,209	First Investors Auto Owner Trust 2014-3 (a)	1.67	11/16/2020	89,218
55,000	First Investors Auto Owner Trust 2014-3 (a)	2.39	11/16/2020	55,096
10,000	Ford Credit Auto Owner Trust 2013-A	1.36	10/15/2018	10,009
100,000	Ford Credit Auto Owner Trust 2014-A	1.90	9/15/2019	100,496
145,000	Ford Credit Floorplan Master Owner Trust A	1.77	8/15/2020	146,248
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.09	3/15/2022	101,828
100,000	Ford Credit Floorplan Master Owner Trust A	2.31	2/15/2021	101,457
275,000	Galaxy XIX CLO Ltd. (a)++	2.26	1/24/2027	275,799
190,000	Green Tree Agency Advance Funding Trust I Series 2015-T1 (a)	2.30	10/15/2046	190,130
300,000	Highbridge Loan Management 6-2015 Ltd. (a)++	2.23	5/5/2027	300,067
100,000	Hyundai Auto Receivables Trust 2013-A	1.13	9/17/2018	99,983
60,000	Hyundai Auto Receivables Trust 2013-B	1.45	2/15/2019	60,145
91,000	Hyundai Auto Receivables Trust 2013-B	1.71	2/15/2019	91,430
167,000	Hyundai Auto Receivables Trust 2014-B	2.10	11/15/2019	167,756
300,000	Madison Park Funding XI Ltd. (a)++	1.99	10/23/2025	298,897
250,000	Madison Park Funding XV Ltd. (a)++	3.13	1/27/2026	250,469
250,000	Magnetite XII Ltd. (a)++	2.18	4/15/2027	250,060
190,000	MMAF Equipment Finance LLC 2016-A (a)	1.39	12/17/2018	189,947
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.21	12/15/2032	140,553
200,000	NYCTL 2016-A Trust (a)	1.47	11/10/2029	199,974
300,000	Octagon Investment Partners XVI Ltd. (a)++	1.80	7/17/2025	297,702
100,000	OneMain Financial Issuance Trusts 2016-1A (a)	3.66	2/20/2029	102,667
170,000	OneMain Financial Issuance Trusts 2016-2 (a)	4.10	3/20/2028	175,156
275,000	OZLM Funding V Ltd. (a)++	2.18	1/17/2026	275,017
100,000	Prestige Auto Receivables Trust 2014-1 (a)	1.91	4/15/2020	100,201
250,000	Race Point VIII CLO Ltd. (a)++	2.06	2/20/2025	250,217
200,000	Santander Drive Auto Receivables Trust 2012-5	3.30	9/17/2018	201,806
1,780	Santander Drive Auto Receivables Trust 2012-6	1.94	3/15/2018	1,781
45,000	Santander Drive Auto Receivables Trust 2013-2	2.57	3/15/2019	45,519
34,807	Santander Drive Auto Receivables Trust 2013-5	2.25	6/17/2019	35,015
100,000	Santander Drive Auto Receivables Trust 2014-1	2.36	4/15/2020	100,774
33,272	Santander Drive Auto Receivables Trust 2014-2	1.62	2/15/2019	33,312
33,777	Santander Drive Auto Receivables Trust 2014-4	1.82	5/15/2019	33,862
80,000	Santander Drive Auto Receivables Trust 2015-1	1.97	11/15/2019	80,325
33,543	Santander Drive Auto Receivables Trust 2015-4	1.20	12/17/2018	33,572
325,000	Shackleton 2015-VIII CLO Ltd. (a)++	2.21	10/20/2027	325,285
325,000	Sound Point Clo XII Ltd. (a)++	2.14	10/20/2028	325,875
165,000	Springleaf Funding Trust 2015-A (a)	3.16	11/15/2024	167,162
190,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3 (a)	2.92	7/15/2047	189,428
620,000	Trillium Credit Card Trust II (a)++	1.24	5/26/2021	621,735
250,000	Voya CLO 2014-2 Ltd. (a)++	2.13	7/17/2026	250,004
300,000	Webster Park CLO Ltd. A-2 (a)++	2.95	1/20/2027	301,930
105,000	Westlake Automobile Receivables Trust 2015-2 (a)	1.83	1/15/2021	105,161
145,000	Westlake Automobile Receivables Trust 2016-2 (a)	1.57	6/17/2019	144,875
	TOTAL ASSET BACKED SECURITIES (Cost - $14,076,900)			14,152,853

	CORPORATE BONDS - 10.8%
	ADVERTISING - 0.0% **
140,000	Omnicom Group, Inc.	3.60	4/15/2026	148,012

	AEROSPACE/DEFENSE - 0.2%
100,000	BAE Systems Holdings, Inc. (a)	3.85	12/15/2025	106,337
50,000	Lockheed Martin Corp.	2.50	11/23/2020	51,614
147,000	Lockheed Martin Corp.	4.07	12/15/2042	157,471
30,000	Lockheed Martin Corp.	4.50	5/15/2036	34,138
75,000	Lockheed Martin Corp.	4.70	5/15/2046	89,109
50,000	Lockheed Martin Corp.	4.85	9/15/2041	58,991
125,000	Lockheed Martin Corp.	6.15	9/1/2036	168,207
				665,867
	AGRICULTURE - 0.2%
230,000	BAT International Finance PLC (a)	2.75	6/15/2020	238,165
20,000	BAT International Finance PLC (a)	3.50	6/15/2022	21,474
216,000	Cargill, Inc. (a)	4.76	11/23/2045	254,257
475,000	Imperial Brands Finance PLC (a)	3.75	7/21/2022	504,032
				1,017,928
	AUTO MANUFACTURERS - 0.3%
450,000	Ford Motor Credit Co. LLC	3.16	8/4/2020	463,791
100,000	Ford Motor Credit Co. LLC	6.63	8/15/2017	104,363
275,000	General Motors Financial Co., Inc.	3.50	7/10/2019	283,305
200,000	General Motors Financial Co., Inc.	3.70	5/9/2023	203,412
125,000	General Motors Financial Co., Inc.	4.20	3/1/2021	131,545
100,000	Nissan Motor Acceptance Corp. (a)	2.65	9/26/2018	102,100
				1,288,516
	BANKS - 2.8%
135,000	Bank of America Corp.	2.25	4/21/2020	135,929
640,000	Bank of America Corp.	2.63	10/19/2020	653,115
160,000	Bank of America Corp.	4.20	8/26/2024	169,431
300,000	Banque Federative du Credit Mutuel SA (a)	2.75	10/15/2020	310,280
405,000	Barclays Bank PLC	3.20	8/10/2021	407,129
100,000	Barclays Bank PLC	5.14	10/14/2020	108,283
150,000	BB&T Corp.	2.45	1/15/2020	153,500
50,000	BNP Paribas SA	2.38	9/14/2017	50,387
400,000	BPCE SA (a)	5.15	7/21/2024	420,739
300,000	Capital One Financial Corp.	3.20	2/5/2025	305,813
105,000	Capital One Financial Corp.	4.20	10/29/2025	109,546
70,000	Citigroup, Inc.	3.30	4/27/2025	72,003
300,000	Citigroup, Inc.	3.50	5/15/2023	308,202
50,000	Citigroup, Inc.	4.05	7/30/2022	53,136
55,000	Citigroup, Inc.	5.50	9/13/2025	62,724
185,000	Citizens Financial Group, Inc.	4.30	12/3/2025	194,115
200,000	Credit Agricole SA (a)	4.38	3/17/2025	204,173
50,000	Credit Suisse AG	5.40	1/14/2020	54,653
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.13	12/10/2020	253,274
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.80	9/15/2022	403,525
525,000	Discover Bank	3.10	6/4/2020	540,089
300,000	Fifth Third Bank	2.15	8/20/2018	303,868
305,000	HSBC Holdings PLC	3.40	3/8/2021	315,450
200,000	HSBC Holdings PLC	3.60	5/25/2023	206,559
60,000	HSBC Holdings PLC	4.00	3/30/2022	63,926
250,000	Huntington Bancshares, Inc.	3.15	3/14/2021	259,163
400,000	JPMorgan Chase & Co.	2.95	10/1/2026	401,047
200,000	Lloyds Bank PLC	3.50	5/14/2025	211,280
70,000	Morgan Stanley	3.13	7/27/2026	70,419
110,000	Morgan Stanley	3.88	4/29/2024	117,644
455,000	Morgan Stanley	4.35	9/8/2026	485,759
400,000	PNC Bank NA	2.60	7/21/2020	412,656
120,000	Santander Holdings USA, Inc.	2.65	4/17/2020	120,721
400,000	Santander Holdings USA, Inc.	2.70	5/24/2019	404,994
200,000	Santander Issuances SAU	5.18	11/19/2025	203,770
300,000	Santander UK PLC	2.00	8/24/2018	301,104
300,000	Santander UK PLC (a)	5.00	11/7/2023	312,647
200,000	Skandinaviska Enskilda Banken AB (a)	2.45	5/27/2020	204,473
350,000	State Street Corp.	3.55	8/18/2025	379,476
130,000	The Goldman Sachs Group, Inc.	2.63	4/25/2021	132,007
200,000	The Goldman Sachs Group, Inc.	3.50	1/23/2025	206,837
85,000	The Goldman Sachs Group, Inc.	4.75	10/21/2045	95,392
55,000	The Goldman Sachs Group, Inc.	4.80	7/8/2044	61,859
50,000	The Goldman Sachs Group, Inc.	6.75	10/1/2037	63,666
250,000	The Huntington National Bank	2.40	4/1/2020	253,143
50,000	The PNC Financial Services Group, Inc.	3.90	4/29/2024	53,596
250,000	UBS Group Funding Jersey Ltd. (a)	2.95	9/24/2020	256,106
225,000	UBS Group Funding Jersey Ltd. (a)	3.00	4/15/2021	231,090
150,000	Wells Fargo & Co.	3.00	2/19/2025	152,325
35,000	Wells Fargo & Co.	4.10	6/3/2026	37,133
				11,288,156
	BEVERAGES - 0.3%
400,000	Anheuser-Busch InBev Finance, Inc.	3.30	2/1/2023	422,203
260,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/1/2026	279,240
300,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/1/2036	344,932
70,000	Anheuser-Busch InBev Finance, Inc.	4.90	2/1/2046	83,285
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	7/15/2042	55,050
				1,184,710
	BIOTECHNOLOGY - 0.1%
130,000	Biogen, Inc.	2.90	9/15/2020	135,012
70,000	Celgene Corp.	3.55	8/15/2022	74,374
50,000	Celgene Corp.	3.63	5/15/2024	52,626
90,000	Gilead Sciences, Inc.	2.55	9/1/2020	92,961
				354,973
	CHEMICALS - 0.2%
300,000	Agrium, Inc.	3.15	10/1/2022	311,441
55,000	Agrium, Inc.	7.13	5/23/2036	71,788
375,000	CF Industries, Inc.	7.13	5/1/2020	431,744
150,000	LYB International Finance BV	4.88	3/15/2044	162,043
40,000	Monsanto Co.	3.38	7/15/2024	41,449
				1,018,465
	COMMERCIAL SERVICES - 0.3%
100,000	Catholic Health Initiatives	2.95	11/1/2022	101,179
120,000	Catholic Health Initiatives	4.35	11/1/2042	118,983
500,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	523,786
355,000	Total System Services, Inc.	3.80	4/1/2021	376,711
				1,120,659
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.55	5/22/2018	50,093
285,000	LeasePlan Corp NV (a)	2.88	1/22/2019	287,700
350,000	Private Export Funding Corp.	3.25	6/15/2025	384,155
155,000	Synchrony Financial	2.60	1/15/2019	156,826
15,000	Synchrony Financial	2.70	2/3/2020	15,188
205,000	Synchrony Financial	3.75	8/15/2021	215,628
				1,109,590
	ELECTRIC - 0.9%
200,000	Appalachian Power Co.	3.40	6/1/2025	213,091
150,000	Berkshire Hathaway Energy Co.	4.50	2/1/2045	167,590
60,000	Consolidated Edison Co. of New York, Inc.	4.63	12/1/2054	68,735
160,000	Dominion Resources, Inc. #	2.96	7/1/2019	164,225
230,000	Dominion Resources, Inc. #	4.10	4/1/2021	246,331
175,000	Duke Energy Carolinas LLC	6.10	6/1/2037	230,649
70,000	Duke Energy Corp.	2.65	9/1/2026	68,689
225,000	Duke Energy Corp.	3.75	4/15/2024	242,974
55,000	Emera US Finance LP (a)	2.70	6/15/2021	56,285
190,000	Entergy Corp.	2.95	9/1/2026	190,309
10,000	Eversource Energy	3.15	1/15/2025	10,413
190,000	Fortis, Inc. (a)	3.06	10/4/2026	189,193
450,000	NextEra Energy Capital Holdings, Inc.	2.06	9/1/2017	452,442
51,000	Oncor Electric Delivery Co. LLC	2.95	4/1/2025	52,995
160,000	Oncor Electric Delivery Co. LLC	4.10	6/1/2022	176,888
75,000	Pacific Gas & Electric Co.	3.40	8/15/2024	80,443
50,000	PPL Capital Funding, Inc.	3.50	12/1/2022	53,051
156,000	SCANA Corp.	4.13	2/1/2022	163,075
45,000	SCANA Corp.	4.75	5/15/2021	48,470
150,000	South Carolina Electric & Gas Co.	5.10	6/1/2065	175,799
225,000	The Southern Co.	2.75	6/15/2020	232,082
290,000	The Southern Co.	2.95	7/1/2023	299,630
				3,583,359
	ENGINEERING & CONSTRUCTION - 0.1%
50,000	SBA Tower Trust (a)	2.90	10/15/2019	50,711
255,000	SBA Tower Trust (a)	3.16	10/15/2020	261,622
				312,333
	FOOD - 0.2%
165,000	Kraft Heinz Foods Co.	3.50	7/15/2022	175,342
65,000	Kraft Heinz Foods Co.	4.38	6/1/2046	68,772
240,000	Sigma Alimentos SA de CV (a)	4.13	5/2/2026	240,600
375,000	The Kroger Co.	2.95	11/1/2021	390,963
15,000	Tyson Foods, Inc.	2.65	8/15/2019	15,381
				891,058
	GAS - 0.1%
125,000	Dominion Gas Holdings LLC	3.60	12/15/2024	132,852
275,000	KeySpan Gas East Corp. (a)	2.74	8/15/2026	278,350
				411,202
	HEALTHCARE-PRODUCTS - 0.2%
325,000	Boston Scientific Corp.	3.38	5/15/2022	341,771
205,000	Medtronic, Inc.	3.50	3/15/2025	220,758
75,000	Medtronic, Inc.	4.38	3/15/2035	84,989
				647,518
	HEALTHCARE-SERVICES - 0.3%
135,000	Aetna, Inc.	2.80	6/15/2023	137,854
105,000	Aetna, Inc.	4.25	6/15/2036	108,753
75,000	Anthem, Inc.	3.50	8/15/2024	78,963
150,000	Anthem, Inc.	4.65	8/15/2044	163,617
25,000	Dignity Health	3.81	11/1/2024	26,703
75,000	Kaiser Foundation Hospitals	3.50	4/1/2022	79,873
30,000	Memorial Sloan-Kettering Cancer Center	4.20	7/1/2055	33,556
50,000	Memorial Sloan-Kettering Cancer Center	5.00	7/1/2042	62,906
50,000	Providence St. Joseph Health Obligated Group	3.74	10/1/2047	51,286
100,000	The City of Hope	5.62	11/15/2043	129,271
35,000	The New York and Presbyterian Hospital	4.02	8/1/2045	38,442
300,000	United Health Group, Inc.	2.88	3/15/2023	312,936
45,000	United Health Group, Inc.	3.35	7/15/2022	48,322
75,000	United Health Group, Inc.	3.75	7/15/2025	82,362
				1,354,844
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.88	6/1/2022	56,257
190,000	Berkshire Hathaway, Inc.	2.75	3/15/2023	197,445
50,000	Chubb INA Holdings, Inc.	2.30	11/3/2020	51,339
75,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	79,799
150,000	Principal Financial Group, Inc.	3.40	5/15/2025	153,982
125,000	Teachers Insurance & Annuity Association of America (a)	4.90	9/15/2044	140,589
250,000	The Hartford Financial Services Group, Inc.	5.50	3/30/2020	278,722
290,000	Trinity Acquisition PLC	4.40	3/15/2026	303,718
				1,261,851
	INTERNET - 0.2%
400,000	Alibaba Group Holding Ltd.	2.50	11/28/2019	408,023
265,000	Amazon.com, Inc.	4.80	12/5/2034	311,351
245,000	Expedia, Inc. (a)	5.00	2/15/2026	257,863
				977,237
	LODGING - 0.1%
325,000	Marriott International, Inc.	2.30	1/15/2022	327,742
225,000	Marriott International, Inc.	2.88	3/1/2021	233,408
				561,150
	MACHINERY - CONSTRUCTION AND MINING - 0.0% **
45,000	Caterpillar, Inc.	4.30	5/15/2044	50,107

	MEDIA - 0.3%
50,000	21st Century Fox America, Inc.	3.70	9/15/2024	54,006
60,000	Charter Communications Operating LLC (a)	6.48	10/23/2045	72,559
100,000	Comcast Corp.	6.40	3/1/2040	140,202
275,000	Cox Communications, Inc. (a)	4.80	2/1/2035	272,506
100,000	NBCUniversal Media, LLC	2.88	1/15/2023	104,142
250,000	Sky PLC (a)	3.75	9/16/2024	264,323
275,000	Time Warner, Inc.	4.88	3/15/2020	303,731
50,000	Viacom, Inc.	4.25	9/1/2023	53,132
				1,264,601
	MISCELLANEOUS MANUFACTURING - 0.2%
180,000	General Electric Co.	6.88	1/10/2039	271,129
10,000	Parker-Hannifin Corp.	4.45	11/21/2044	11,822
225,000	Pentair Finance SA	2.90	9/15/2018	228,151
50,000	Pentair Finance SA	3.15	9/15/2022	49,970
250,000	Siemens Financieringsmaatschappij NV (a)	2.90	5/27/2022	261,755
				822,827
	OIL & GAS - 0.7%
240,000	Anadarko Petroleum Corp.	4.85	3/15/2021	257,644
23,000	Anadarko Petroleum Corp.	6.38	9/15/2017	23,978
200,000	BG Energy Capital PLC (a)	4.00	10/15/2021	218,766
105,000	BP Capital Markets PLC	2.32	2/13/2020	107,028
105,000	ConocoPhillips Co.	2.88	11/15/2021	107,876
105,000	ConocoPhillips Co.	3.35	5/15/2025	107,646
20,000	ConocoPhillips Co.	4.95	3/15/2026	22,543
30,000	ConocoPhillips Co.	5.75	2/1/2019	32,680
15,000	ConocoPhillips Co.	6.00	1/15/2020	16,915
325,000	Devon Energy Corp.	3.25	5/15/2022	322,677
100,000	Devon Energy Corp.	5.00	6/15/2045	97,284
45,000	Devon Energy Corp.	5.60	7/15/2041	45,405
130,000	Marathon Oil Corp.	2.70	6/1/2020	127,417
50,000	Marathon Oil Corp.	5.90	3/15/2018	52,258
170,000	Noble Energy, Inc.	4.15	12/15/2021	180,762
200,000	Petroleos Mexicanos (a)	5.50	2/4/2019	210,900
170,000	Phillips 66	4.88	11/15/2044	188,851
225,000	Pioneer Natural Resources Co.	7.50	1/15/2020	260,302
225,000	Shell International Finance BV	4.13	5/11/2035	241,335
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.50	4/28/2020	234,044
125,000	Suncor Energy, Inc.	6.10	6/1/2018	134,266
				2,990,577
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.00	12/21/2020	114,701

	PHARMACEUTICALS - 0.6%
375,000	AbbVie, Inc.	1.80	5/14/2018	376,532
50,000	AbbVie, Inc.	3.20	11/6/2022	52,055
85,000	Actavis Funding SCS	3.00	3/12/2020	87,764
20,000	Actavis Funding SCS	3.45	3/15/2022	20,997
55,000	Actavis Funding SCS	3.80	3/15/2025	58,209
50,000	Actavis Funding SCS	3.85	6/15/2024	53,145
175,000	Actavis Funding SCS	4.55	3/15/2035	185,885
275,000	Bayer US Finance LLC (a)	2.38	10/8/2019	279,036
170,000	Cardinal Health, Inc.	3.20	3/15/2023	178,395
35,000	Cardinal Health, Inc.	4.50	11/15/2044	38,499
95,000	EMD Finance LLC (a)	2.95	3/19/2022	97,934
135,000	EMD Finance LLC (a)	3.25	3/19/2025	139,292
100,000	Forest Laboratories LLC (a)	5.00	12/15/2021	111,917
150,000	Merck & Co., Inc.	2.75	2/10/2025	155,439
220,000	Mylan NV (a)	3.00	12/15/2018	224,850
325,000	Teva Pharmaceutical Finance Netherlands III BV	2.80	7/21/2023	325,834
30,000	Teva Pharmaceutical Finance Netherlands III BV	4.10	10/1/2046	29,858
				2,415,641
	PIPELINES - 0.4%
65,000	Columbia Pipeline Group, Inc.	2.45	6/1/2018	65,387
175,000	Columbia Pipeline Group, Inc.	4.50	6/1/2025	190,078
95,000	Enterprise Products Operating LLC	3.95	2/15/2027	99,547
130,000	Enterprise Products Operating LLC	5.10	2/15/2045	139,810
100,000	Phillips 66 Partners LP	3.61	2/15/2025	100,573
250,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.88	3/1/2022	275,669
275,000	Sunoco Logistics Partners Operations LP	4.40	4/1/2021	295,003
131,000	TransCanada PipeLines Ltd.	4.88	1/15/2026	151,552
200,000	Western Gas Partners LP	4.00	7/1/2022	204,500
				1,522,119
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
300,000	American Tower Corp.	3.45	9/15/2021	315,737
50,000	AvalonBay Communities, Inc.	2.95	9/15/2022	51,305
140,000	Crown Castle International Corp.	3.70	6/15/2026	146,076
150,000	DDR Corp.	4.63	7/15/2022	162,758
75,000	HCP, Inc.	3.88	8/15/2024	76,770
200,000	HCP, Inc.	4.00	6/1/2025	205,363
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.38	11/5/2019	263,778
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.25	10/5/2020	286,510
				1,508,297
	RETAIL - 0.3%
50,000	AutoZone, Inc.	2.88	1/15/2023	51,035
300,000	Auto Zone, Inc.	3.13	7/15/2023	310,840
250,000	CVS Health Corp.	4.00	12/5/2023	275,361
55,000	CVS Health Corp.	4.88	7/20/2035	64,453
130,000	CVS Health Corp.	5.13	7/20/2045	159,074
200,000	O'Reilly Automotive, Inc.	3.80	9/1/2022	212,589
100,000	The Home Depot, Inc.	2.00	6/15/2019	102,081
				1,175,433
	SOFTWARE - 0.2%
235,000	Microsoft Corp.	2.40	8/8/2026	235,199
180,000	Microsoft Corp.	3.70	8/8/2046	182,193
225,000	Oracle Corp.	2.80	7/8/2021	235,032
				652,424
	TELECOMMUNICATIONS - 0.3%
30,000	AT&T, Inc.	3.95	1/15/2025	31,845
20,000	AT&T, Inc.	4.50	5/15/2035	21,014
110,000	AT&T, Inc.	4.75	5/15/2046	115,110
150,000	Crown Castle Towers LLC (a)	3.22	5/15/2022	155,536
120,000	GTP Acquisition Partners I LLC (a)	2.35	6/15/2020	119,532
225,000	Orange SA	9.00	3/1/2031	358,987
334,000	Verizon Communications, Inc.	4.52	9/15/2048	353,149
4,000	Verizon Communications, Inc.	6.40	9/15/2033	5,183
				1,160,356
	TOYS/GAMES/HOBBIES - 0.0% **
50,000	Mattel, Inc.	2.35	5/6/2019	50,846

	TRANSPORTATION - 0.1%
85,000	FedEx Corp.	4.55	4/1/2046	94,416
225,000	FedEx Corp.	8.00	1/15/2019	257,958
89,000	Kansas City Southern	4.95	8/15/2045	101,033
				453,407
	TRUCKING & LEASING - 0.1%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.20	7/15/2020	155,220
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.38	2/1/2022	207,984
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.88	7/11/2022	55,795
				418,999
	WHOLE LOAN COLLATERAL - 0.1%
98,447	Mill City Mortgage Loan Trust 2016-1 (a)++	2.50	4/25/2057	98,997
210,881	Towd Point Mortgage Trust 2016-3 (a)++	2.25	8/25/2055	210,785
				309,782

	TOTAL CORPORATE BONDS (Cost $42,198,790)			44,107,545

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.1%
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.71	9/15/2048	172,007
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.82	11/10/2048	581,829
130,000	COMM 2013-CCRE8 Mortgage Trust	3.33	6/10/2046	139,602
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.51	4/15/2050	244,277
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.50	6/15/2057	456,021
405,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.72	8/15/2048	447,332
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ++	2.88	5/25/2025	489,559
300,000	GS Mortgage Securities Trust 2015-GS1	3.73	11/10/2048	332,824
75,106	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19++	5.88	2/12/2049	76,105
101,619	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20++	5.79	2/12/2051	104,442
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.91	1/15/2049	111,706
19,596	LB-UBS Commercial Mortgage Trust 2008-C1++	6.29	4/15/2041	20,532
73,232	ML-CFC Commercial Mortgage Trust 2007-7++	5.81	6/12/2050	74,912
104,866	ML-CFC Commercial Mortgage Trust 2007-9	5.70	9/12/2049	108,213
490,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.31	4/15/2048	523,435
100,000	SFAVE Commerical Mortgage Securities Trust 2015-5AVE (a)++	4.14	1/5/2043	106,493
260,000	SG Commercial Mortgage Securities Trust 2016-C5	3.06	10/10/2048	270,092
5,739	Wachovia Bank Commercial Mortgage Trust Series 2006-C29	5.31	11/15/2048	5,744
125,000	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.84	9/15/2058	139,268
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.15	5/15/2048	264,976
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $4,465,698)			4,669,369

	MORTGAGE BACKED SECURITIES - 8.6%
	FEDERAL HOME LOAN MORTGAGE CORP. - 2.2%
100,000	Freddie Mac +	2.50	10/1/2030	103,656
200,000	Freddie Mac +	3.00	10/1/2030	210,094
525,000	Freddie Mac +	4.00	11/15/2044	562,857
175,000	Freddie Mac +	4.50	10/1/2044	191,585
50,000	Freddie Mac +	5.00	10/1/2044	55,444
50,000	Freddie Mac +	5.50	10/1/2038	56,242
27,503	Freddie Mac Gold Pool	2.50	10/1/2028	28,665
15,092	Freddie Mac Gold Pool	3.00	9/1/2028	15,941
52,364	Freddie Mac Gold Pool	3.00	2/1/2043	54,745
4,158,053	Freddie Mac Gold Pool	3.00	9/1/2046	4,324,700
148,902	Freddie Mac Gold Pool	3.50	11/1/2034	158,667
42,706	Freddie Mac Gold Pool	3.50	10/1/2043	45,143
2,811,182	Freddie Mac Gold Pool	3.50	6/1/2046	2,977,719
33,025	Freddie Mac Gold Pool	4.00	8/1/2044	35,499
				8,820,957
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.9%
1,375,000	Fannie Mae +	2.50	10/1/2030	1,424,844
700,000	Fannie Mae +	3.00	11/1/2026	733,879
775,000	Fannie Mae +	3.00	10/1/2030	813,871
3,300,000	Fannie Mae +	3.00	10/14/2045	3,433,805
200,000	Fannie Mae +	3.50	10/15/2029	210,844
100,000	Fannie Mae +	4.00	10/15/2030	103,359
1,625,000	Fannie Mae +	4.00	10/1/2044	1,745,986
675,000	Fannie Mae +	4.50	10/1/2038	739,441
375,000	Fannie Mae +	5.00	10/1/2033	416,426
300,000	Fannie Mae +	5.50	10/1/2033	337,922
75,000	Fannie Mae +	6.00	10/25/2035	86,062
155,889	Fannie Mae Pool	2.47	5/1/2025	160,990
37,162	Fannie Mae Pool	2.50	4/1/2028	38,597
310,000	Fannie Mae Pool	2.68	5/1/2025	324,290
400,000	Fannie Mae Pool	2.81	7/1/2025	423,041
110,000	Fannie Mae Pool	2.99	10/1/2025	118,044
25,241	Fannie Mae Pool	3.00	10/1/2028	26,563
102,541	Fannie Mae Pool	3.00	7/1/2043	107,012
1,205,961	Fannie Mae Pool	3.00	9/1/2045	1,255,544
2,212,296	Fannie Mae Pool	3.00	1/1/2046	2,307,057
54,242	Fannie Mae Pool	3.09	10/1/2025	58,544
3,844,328	Fannie Mae Pool	3.50	2/1/2046	4,064,635
2,755,051	Fannie Mae Pool	3.50	3/1/2046	2,909,054
52,769	Fannie Mae Pool	4.00	11/1/2043	56,883
928,092	Fannie Mae Pool	4.00	1/1/2046	999,382
1,026,281	Fannie Mae Pool	4.00	2/1/2046	1,104,979
				24,001,054
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
315,000	Ginnie Mae +	3.00	5/20/2046	330,332
425,000	Ginnie Mae +	4.00	10/15/2045	455,580
350,000	Ginnie Mae +	4.50	10/1/2044	377,727
50,000	Ginnie Mae +	5.00	10/1/2044	55,617
100,000	Ginnie Mae +	5.00	10/15/2045	108,047
59,030	Ginnie Mae II Pool	3.00	12/20/2042	62,186
66,912	Ginnie Mae II Pool	3.50	7/20/2043	71,357
614,651	Ginnie Mae II Pool	3.50	2/20/2046	654,525
28,556	Ginnie Mae II Pool	4.00	12/20/2044	30,698
				2,146,069
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $34,579,553)			34,968,080

	MUNICIPAL SECURITIES - 0.7%
115,000	Bay Area Toll Authority	7.04	4/1/2050	183,921
90,000	Chicago O'Hare International Airport	6.40	1/1/2040	126,689
25,000	Chicago Transit Authority	6.90	12/1/2040	33,317
55,000	Chicago Transit Authority	6.90	12/1/2040	72,255
315,000	County of Sacramento CA	5.73	8/15/2023	350,072
165,000	Kansas Development Finance Authority	4.93	4/15/2045	188,156
120,000	Long Island Power Authority	3.88	9/1/2024	128,286
60,000	Los Angeles Community College District	6.60	8/1/2042	92,408
100,000	Metropolitan Transportation Authority	6.81	11/15/2040	144,979
145,000	Municipal Electric Authority of Georgia	6.64	4/1/2057	195,740
230,000	New Jersey Economic Development Authority	3.80	6/15/2018	235,272
70,000	Port Authority of New York & New Jersey	4.81	10/15/2065	85,313
100,000	Port Authority of New York & New Jersey	5.65	11/1/2040	131,813
40,000	Regents of the University of California Medical Center Pooled Revenue	6.55	5/15/2048	57,780
115,000	Regents of the University of California Medical Center Pooled Revenue	6.58	5/15/2049	164,802
50,000	State of California	7.55	4/1/2039	80,070
35,000	State of California	7.60	11/1/2040	56,740
370,000	State of Illinois	5.10	6/1/2033	356,680
35,000	University of California	3.93	5/15/2045	36,684
	TOTAL MUNICIPAL SECURITIES (Cost - $2,530,430)			2,720,977

	SOVEREIGN DEBT - 0.2%
320,000	Export-Import Bank of Korea	1.75	5/26/2019	322,679
330,000	Qatar Government International Bond (a)	4.63	6/2/2046	360,525
	TOTAL SOVEREIGN DEBT (Cost - $641,760)			683,204

	U.S. TREASURY SECURITIES - 8.8%
3,815,000	United States Treasury Bond	2.50	2/15/2045	3,942,566
760,000	United States Treasury Bond	2.50	2/15/2046	785,531
250,000	United States Treasury Bond	2.88	5/15/2043	278,360
545,000	United States Treasury Bond	2.88	8/15/2045	607,036
690,000	United States Treasury Bond	3.00	11/15/2044	786,735
1,580,000	United States Treasury Bond	3.38	5/15/2044	1,927,785
5,000	United States Treasury Bond	3.63	8/15/2043	6,365
5,000	United States Treasury Bond	3.75	11/15/2043	6,507
3,550,000	United States Treasury Note	0.63	11/30/2017	3,547,227
2,080,000	United States Treasury Note	0.75	10/31/2017	2,081,462
685,000	United States Treasury Note	0.75	12/31/2017	685,295
700,000	United States Treasury Note	0.75	3/31/2018	700,191
835,000	United States Treasury Note	1.25	3/31/2021	839,370
2,640,000	United States Treasury Note	1.38	7/31/2018	2,668,565
1,495,000	United States Treasury Note	1.38	12/31/2018	1,513,221
1,470,000	United States Treasury Note	1.38	2/28/2019	1,488,719
725,000	United States Treasury Note	1.38	9/30/2020	733,638
1,465,000	United States Treasury Note	1.50	11/30/2019	1,490,695
7,455,000	United States Treasury Note	1.50	3/31/2023	7,508,288
345,000	United States Treasury Note	1.63	6/30/2020	352,520
465,000	United States Treasury Note	1.63	2/15/2026	465,164
235,000	United States Treasury Note	1.75	12/31/2020	241,279
2,595,000	United States Treasury Note	2.00	11/30/2020	2,689,878
400,000	United States Treasury Note	2.00	2/15/2025	414,219
20,000	United States Treasury Note	2.25	11/15/2025	21,113
2,400	United States Treasury Note	2.38	8/15/2024	2,557
	TOTAL U.S. TREASURY SECURITIES (Cost - $34,818,883)			35,784,286

	SHORT-TERM INVESTMENTS - 3.2%
Shares	MONEY MARKET FUND - 3.2%
12,921,938	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,921,938)			12,921,938

	TOTAL INVESTMENTS - 99.0% (Cost - $373,969,998)(c)			$ 403,191,101
	OTHER ASSETS LESS LIABILITIES - NET - 1.0%			4,080,870
	TOTAL NET ASSETS - 100.0%			$ 407,271,971

+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
* Non-income producing security.
** Represents less than 0.01%
++ Variable rate security.
# Step coupon.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2016, these securities amounted to $21,289,049 or 5.2% of net assets.
(b) Money market rate shown represents the rate at September 30, 2016.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $372,366,213 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 36,159,570
	Unrealized Depreciation:			(7,790,100)
	Net Unrealized Appreciation:			$ 28,369,470

^Formerly FVIT Wellington Research Managed Risk Portfolio.

Principal Amount		Coupon Rate (%)	Maturity	Value
	SECURITIES SOLD SHORT - (0.6)%
	MORTGAGE BACKED SECURITIES - (0.6)%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.6)%
$ 2,325,000	Fannie Mae + (Cost - $2,445,105)	3.50	10/1/2042	$ 2,455,418

+ All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

Contracts	SHORT FUTURES CONTRACT			Unrealized Appreciation
4	MSCI Emerging Market E-Mini Future December 2016
	(Underlying Face Amount at Value $182,500)			$ 2,900

	LONG FUTURES CONTRACT
15	US 10 Year Future December 2016
	(Underlying Face Amount at Value $1,966,875)			$ 4,922

	NET UNREALIZED APPRECIATION OF SHORT FUTURES CONTRACTS			$ 7,822

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 39.3%
	DEBT FUNDS - 23.8%
48	iShares Core U.S. Aggregate Bond ETF		$ 5,396
14	iShares International Aggregate Bond Fund		750
			6,146

	EQUITY FUNDS - 15.5%
8	iShares Core S&P 500 ETF		1,740
22	iShares MSCI EAFE Value ETF		1,015
4	iShares Russell 2000 ETF		497
8	iShares S&P 500 Value ETF		760
			4,012

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,922)		10,158

	VARIABLE INSURANCE TRUSTS - 59.5%
	DEBT FUNDS - 40.6%
363	American Funds Insurance Series - Bond Fund - Class I		4,089
321	BlackRock High Yield VI Fund - Class I		2,314
305	MFS Research Bond Series		4,091
			10,494

	EQUITY FUNDS - 18.9%
97	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class I		1,282
25	American Funds Insurance Series - New World Fund - Class I		510
26	MFS Growth Series		1,021
65	MFS VIT III Mid Cap Value Portfolio		517
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		511
466	Oppenheimer International Growth Fund - Non-Service Shares		1,024
			4,865

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $15,298)		15,359

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
329	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $329)		329

	TOTAL INVESTMENTS - 100.1% (Cost - $25,549)(b)		$ 25,846
	OTHER ASSETS LESS LIABILITIES -NET - (0.1)%		(15)
	TOTAL NET ASSETS - 100.0%		$ 25,831

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,549
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 399
		Unrealized Depreciation:	(102)
		Net Unrealized Appreciation:	$ 297

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 48.1%
	DEBT FUNDS - 22.6%
34	iShares Core U.S. Aggregate Bond ETF		$ 3,822
38	iShares International Aggregate Bond Fund		2,035
			5,857

	EQUITY FUNDS - 25.5%
9	iShares Core MSCI EAFE ETF		496
8	iShares Core S&P 500 ETF		1,740
19	iShares Global REIT ETF		517
50	iShares MSCI EAFE Value ETF		2,308
4	iShares Russell 2000 ETF		497
11	iShares S&P 500 Value ETF		1,045
			6,603

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,161)		12,460

	VARIABLE INSURANCE TRUSTS - 50.6%
	DEBT FUNDS - 22.8%
114	American Funds Insurance Series - Bond Fund - Class I		1,284
251	BlackRock High Yield VI Fund - Class I		1,808
57	MFS Research Bond Series		770
183	PIMCO Variable Insurance Trust - Foreign Bond Portfolio U.S. Dollar Hedged Fund - Institutional Class		2,057
			5,919

	EQUITY FUNDS - 27.8%
98	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		1,287
75	American Funds Insurance Series - New World Fund - Class I		1,536
26	MFS Growth Series		1,026
98	MFS VIT III Mid Cap Value Portfolio		779
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		513
935	Oppenheimer International Growth Fund - Non-Service Shares		2,058
			7,199

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $12,973)		13,118

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
348	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $348)		348

	TOTAL INVESTMENTS - 100.0% (Cost - $25,482)(b)		$ 25,926
	OTHER ASSETS LESS LIABILITIES -NET - 0.0%*		11
	TOTAL NET ASSETS - 100.0%		$ 25,937

*	Represents less than 0.05%.
(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,482 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 565
		Unrealized Depreciation:	(121)
		Net Unrealized Appreciation:	$ 444

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 48.2%
	DEBT FUND - 13.0%
30	iShares Core U.S. Aggregate Bond ETF		$ 3,373

	EQUITY FUNDS - 35.2%
14	iShares Core MSCI EAFE ETF		772
17	iShares Core S&P 500 ETF		3,699
19	iShares Global REIT ETF		517
45	iShares MSCI EAFE Value ETF		2,077
6	iShares Russell 2000 ETF		745
14	iShares S&P 500 Value ETF		1,329
			9,139

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,146)		12,512

	VARIABLE INSURANCE TRUSTS - 51.6%
	DEBT FUNDS - 14.9%
114	American Funds Insurance Series - Bond Fund - Class I		1,285
251	BlackRock High Yield VI Fund - Class I		1,809
58	MFS Research Bond Series		771
			3,865

	EQUITY FUNDS - 36.7%
176	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		2,320
75	American Funds Insurance Series - New World Fund - Class I		1,536
39	MFS Growth Series		1,541
164	MFS VIT III Mid Cap Value Portfolio		1,298
14	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		1,028
819	Oppenheimer International Growth Fund - Non-Service Shares		1,802
			9,525

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $13,387)		13,390

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
458	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $458)		458

	TOTAL INVESTMENTS - 101.5% (Cost - $25,991)(b)		$ 26,360
	OTHER ASSETS LESS LIABILITIES -NET - (1.5)%		(400)
	TOTAL NET ASSETS - 100.0%		$ 25,960

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,991
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 548
		Unrealized Depreciation:	(179)
		Net Unrealized Appreciation:	$ 369

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 45.4%
	DEBT FUNDS - 20.7%
43	iShares Core U.S. Aggregate Bond ETF		$ 4,834
10	iShares International Aggregate Bond Fund		535
			5,369

	EQUITY FUNDS - 24.7%
14	iShares Core S&P 500 ETF		3,046
39	iShares MSCI EAFE Value ETF		1,800
4	iShares Russell 2000 ETF		497
11	iShares S&P 500 Value ETF		1,045
			6,388

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,443)		11,757

	VARIABLE INSURANCE TRUSTS - 53.5%
	DEBT FUNDS - 24.8%
227	American Funds Insurance Series - Bond Fund - Class I		2,562
251	BlackRock High Yield VI Fund - Class I		1,804
153	MFS Research Bond Series		2,050
			6,416

	EQUITY FUNDS - 28.7%
137	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1		1,799
50	American Funds Insurance Series - New World Fund - Class I		1,022
32	MFS Growth Series		1,280
131	MFS VIT III Mid Cap Value Portfolio		1,036
10	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares		769
700	Oppenheimer International Growth Fund - Non-Service Shares		1,540
			7,446

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $13,846)		13,862

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
226	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class
	to yield 0.55% (a)(Cost - $226)		226

	TOTAL INVESTMENTS - 99.8% (Cost - $25,515)(b)		$ 25,845
	OTHER ASSETS LESS LIABILITIES -NET - 0.2%		51
	TOTAL NET ASSETS - 100.0%		$ 25,896

(a)	Money market rate shown represents the rate at September 30, 2016.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,515
	and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 471
		Unrealized Depreciation:	(141)
		Net Unrealized Appreciation:	$ 330

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board(s) of trustees of the underlying funds.

Exchange Traded Funds – The Portfolios may invest in passive exchange traded funds (“ETFs”). ETFs are a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Illiquid Securities - The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (formerly Forethought Investment Advisors, LLC prior to March 30, 2016) (the “Adviser”) and/or Sub-Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or sub-adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; and (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 196,361,198	$ -	$ -	$ 196,361,198
Money Market Fund	12,840,512	-	-	12,840,512
Total	$ 209,201,710	$ -	$ -	$ 209,201,710

Global Atlantic Balanced Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 94,577,688	$ -	$ -	$ 94,577,688
Money Market Fund	3,303,368	-	-	3,303,368
Total	$ 97,881,056	$ -	$ -	$ 97,881,056

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$ 269,134,232	$ -	$ -	$ 269,134,232
Money Market Fund	84,003	-	-	84,003
Total	$ 269,218,235	$ -	$ -	$ 269,218,235

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 145,941,954	$ -	$ -	$ 145,941,954
Mutual Fund	50,813,390	-	-	50,813,390
Money Market Fund	7,947,082	-	-	7,947,082
Short Futures Contracts *	9,705	-	-	9,705
Total	$ 204,712,131	$ -	$ -	$ 204,712,131

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,744,685	$ -	$ -	$ 8,744,685
U.S. Treasury Note	-	12,800,735	-	12,800,735
Purchased Options	54,430	-	-	54,430
Short Term Investments	3,615,553	3,635,085	-	7,250,638
Long Futures Contracts *	19,918	-	-	19,918
Total	$ 12,434,586	$ 16,435,820	$ -	$ 28,870,406

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 2,488	$ -	$ -	$ 2,488
Total	$ 2,488	$ -	$ -	2,488

Global Atlantic Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 433,792,767	$ -	$ -	$ 433,792,767
Money Market Fund	22,223,848	-	-	22,223,848
Total	$ 456,016,615	$ -	$ -	$ 456,016,615

Global Atlantic Moderate Growth Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$132,541,858	$ -	$ -	$ 132,541,858
Money Market Fund	6,368,416	-	-	6,368,416
Total	$ 138,910,274	$ -	$ -	$ 138,910,274

Global Atlantic Motif Aging of America Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 95,777	$ -	$ -	$ 95,777
Money Market Fund	761	-	-	761
Total	$ 96,538	$ -	$ -	$ 96,538

Global Atlantic Motif Real Estate Trends Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 93,877	$ -	$ -	$ 93,877
Money Market Fund	517	-	-	517
Total	$ 94,394	$ -	$ -	$ 94,394

Global Atlantic Motif Technological Innovations Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 105,819	$ -	$ -	$ 105,819
Money Market Fund	139	-	-	139
Total	$ 105,958	$ -	$ -	$ 105,958

Global Atlantic PIMCO Tactical Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,795,930	$ -	$ -	$ 5,795,930
Asset Backed Securities	-	572,208	-	572,208
Corporate Bond	-	4,543,331	-	4,543,331
Mortgage Backed Securities	-	4,132,070	-	4,132,070
Collateralized Mortgage Obligations	-	961,763	-	961,763
Commercial Mortgage Backed Securities	-	338,379	-	338,379
U.S. Treasury Securities	-	3,997,439	-	3,997,439
Purchased Options	174,480	-	-	174,480
Short Term Investments	463,602	2,296,552	-	2,760,154
Swap Contracts	-	8,428	-	8,428
Long Futures Contracts*	665	-	-	665
Total	$ 6,434,677	$ 16,850,170	$ -	$ 23,284,847

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts*	$ 4,856	$ -	$ -	$ 4,856
Total	$ 4,856	$ -	$ -	$ 4,856

Global Atlantic Select Advisor Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,024,919	$ -	$ -	$ 17,024,919
Variable Insurance Trusts	85,783,617	-	-	85,783,617
Money Market Fund	7,454,529	-	-	7,454,529
Total	$ 110,263,065	$ -	$ -	$ 110,263,065

Global Atlantic Wellington Research Managed Risk Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 246,035,536	$ -	$ -	$ 246,035,536
Exchange Traded Funds	7,063,493	-	-	7,063,493
Preferred Stock	83,820	-	-	83,820
Asset Backed Securities	-	14,152,853	-	14,152,853
Corporate Bonds	-	44,107,545	-	44,107,545
Commercial Mortgage Backed Securities	-	4,669,369	-	4,669,369
Mortgage Backed Securities	-	34,968,080	-	34,968,080
Municipal Securities	-	2,720,977	-	2,720,977
Sovereign Debt	-	683,204	-	683,204
U.S. Treasury Securities	-	35,784,286	-	35,784,286
Short Term Investments	12,921,938	-	-	12,921,938
Long & Short Futures Contracts *	7,822	-	-	7,822
Total	$ 266,112,609	$ 137,086,314	$ -	$ 403,198,923

Liabilities	Level 1	Level 2	Level 3	Total
Security Sold Short	$ -	$ 2,455,418	$ -	$ 2,455,418
Total	$ -	$ 2,455,418	$ -	$ 2,455,418

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,158	$ -	$ -	$ 10,158
Variable Insurance Trusts	15,359	-	-	15,359
Money Market Fund	329	-	-	329
Total	$ 25,846	$ -	$ -	$ 25,846

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,460	$ -	$ -	$ 12,460
Variable Insurance Trusts	13,118	-	-	13,118
Money Market Fund	348	-	-	348
Total	$ 25,926	$ -	$ -	$ 25,926

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,512	$ -	$ -	$ 12,512
Variable Insurance Trusts	13,390	-	-	13,390
Money Market Fund	458	-	-	458
Total	$ 26,360	$ -	$ -	$ 26,360

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,757	$ -	$ -	$ 11,757
Variable Insurance Trusts	13,862	-	-	13,862
Money Market Fund	226	-	-	226
Total	$ 25,845	$ -	$ -	$ 25,845

* Cumulative appreciation (depreciation) on futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio. It is the Portfolios’ policy to record transfers at the end of the reporting period.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation - The accounting records of the Portfolios’ are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts - As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency contracts in the statements of operations.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by the Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities, futures or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security and the writer (seller) the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Wellington Research Managed Risk Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Short Sales - A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio cover its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of September 30, 2016, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

Signature: /s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., Principal Executive Officer

Date 11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Signature: /s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., Principal Executive Officer

Date 11/23/2016

By (Signature and Title)

Signature: /s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 11/23/2016